UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05088

THE ALLIANCEBERNSTEIN PORTFOLIOS

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: August 31, 2010

Date of reporting period: November 30, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Wealth Strategies

Wealth Appreciation Strategy

Portfolio of Investments

November 30, 2009 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.1%
The AllianceBernstein Pooling Portfolios - Equity - 100.1%
Global Real Estate Investment Portfolio	20,201,556	$165,248,729
International Growth Portfolio	24,824,464	221,930,707
International Value Portfolio	27,922,820	220,311,051
Small-Mid Cap Growth Portfolio	11,660,778	122,321,561
Small-Mid Cap Value Portfolio	14,204,058	122,438,978
U.S. Large Cap Growth Portfolio	39,508,458	396,269,834
U.S. Value Portfolio	51,996,776	397,255,367

Total Investments - 100.1%
(cost $2,009,102,837) (a)		1,645,776,227
Other assets less liabilities - (0.1)%		(1,365,812)

Net Assets - 100.0%		$1,644,410,415

(a)	As of November 30, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $0 and gross unrealized depreciation of investments was $(363,326,610), resulting in net unrealized depreciation of $(363,326,610).

AllianceBernstein Wealth Strategies

Wealth Appreciation Strategy

November 30, 2009 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirements also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2009:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mutual Funds	$1,645,776,227	$—	$—	1,645,776,227

AllianceBernstein Wealth Strategies

Balanced Wealth Strategy

Portfolio of Investments

November 30, 2009 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.1%
The AllianceBernstein Pooling Portfolios - Equity - 66.0%
Global Real Estate Investment Portfolio	27,376,089	$223,936,406
International Growth Portfolio	20,489,862	183,179,363
International Value Portfolio	23,169,320	182,805,939
Small-Mid Cap Growth Portfolio	8,045,514	84,397,443
Small-Mid Cap Value Portfolio	9,893,612	85,282,936
U.S. Large Cap Growth Portfolio	34,230,191	343,328,814
U.S. Value Portfolio	44,902,596	343,055,830

		1,445,986,731

The AllianceBernstein Pooling Portfolios - Fixed Income - 34.1%
High Yield Portfolio	17,059,083	157,114,153
Intermediate Duration Bond Portfolio	57,566,640	590,633,728

		747,747,881

Total Investments - 100.1%
(cost $2,479,777,991) (a)		2,193,734,612
Other assets less liabilities - (0.1)%		(2,660,524)

Net Assets - 100.0%		$2,191,074,088

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of November 30, 2009, the Strategy’s total exposure to subprime investments was 0.25% of net assets. These investments are valued in accordance with the Underlying Portfolio’s Valuation Policies.

(a)	As of November 30, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $0 and gross unrealized depreciation of investments was $(286,043,379), resulting in net unrealized depreciation of $(286,043,379).

AllianceBernstein Wealth Strategies

Balanced Wealth Strategy

November 30, 2009 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirements also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2009:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mutual Funds	$2,193,734,612	$—	$—	$2,193,734,612

AllianceBernstein Wealth Strategies

Wealth Preservation Strategy

Portfolio of Investments

November 30, 2009 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.1%
The AllianceBernstein Pooling Portfolios - Fixed Income - 64.9%
Inflation Protected Securities Portfolio	7,062,900	$73,877,929
Intermediate Duration Bond Portfolio	19,967,821	204,869,842
Short Duration Bond Portfolio	21,731,700	204,277,984

		483,025,755

The AllianceBernstein Pooling Portfolios - Equity - 35.2%
Global Real Estate Investment Portfolio	9,115,595	74,565,563
International Growth Portfolio	3,140,720	28,078,034
International Value Portfolio	3,563,378	28,115,056
Small-Mid Cap Growth Portfolio	934,745	9,805,480
Small-Mid Cap Value Portfolio	1,136,438	9,796,097
U.S. Large Cap Growth Portfolio	5,583,216	55,999,652
U.S. Value Portfolio	7,332,090	56,017,172

		262,377,054

Total Investments - 100.1%
(cost $760,714,166) (a)		745,402,809
Other assets less liabilities - (0.1)%		(1,048,214)

Net Assets - 100.0%		$744,354,595

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of November 30, 2009, the Strategy’s total exposure to subprime investments was 1.38% of net assets. These investments are valued in accordance with the Underlying Portfolio’s Valuation Policies.

(a)	As of November 30, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $14,336,553 and gross unrealized depreciation of investments was $(29,647,910), resulting in net unrealized depreciation of $(15,311,357).

AllianceBernstein Wealth Strategies

Wealth Preservation Strategy

November 30, 2009 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirements also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2009:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mutual Funds	$745,402,809	$—	$—	$745,402,809

AllianceBernstein Wealth Strategies

Tax-Managed Wealth Appreciation Strategy

Portfolio of Investments

November 30, 2009 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.6%
Financials - 20.4%
Capital Markets - 6.1%
Ameriprise Financial, Inc.	48,600	$1,852,632
The Blackstone Group LP	243,250	3,366,580
Credit Suisse Group AG	43,890	2,288,319
Deutsche Bank AG	19,200	1,391,873
Franklin Resources, Inc.	30,250	3,267,908
The Goldman Sachs Group, Inc.	91,875	15,587,513
Julius Baer Group Ltd.	33,094	1,092,206
Macquarie Group Ltd.	40,100	1,762,064
Man Group PLC	182,492	961,803
Morgan Stanley	77,900	2,460,082

		34,030,980

Commercial Banks - 6.0%
Australia & New Zealand Banking Group Ltd.	45,900	930,407
Banco do Brasil SA	51,700	910,014
Banco Santander Central Hispano SA	222,065	3,822,732
Barclays PLC	134,100	655,346
BB&T Corp.	66,500	1,655,850
BNP Paribas SA	31,674	2,629,339
Credit Agricole SA	53,373	1,109,577
Danske Bank A/S (a)	33,700	729,056
Hana Financial Group, Inc.	21,000	604,717
HSBC Holdings PLC	118,900	1,392,741
Industrial & Commercial Bank of China Ltd.-Class H	1,209,000	1,020,944
KB Financial Group, Inc. (a)	17,350	868,463
National Australia Bank Ltd.	50,000	1,310,248
Societe Generale-Class A	21,884	1,547,713
Standard Bank Group Ltd.	33,300	431,858
Standard Chartered PLC	112,540	2,758,619
Sumitomo Mitsui Financial Group, Inc.	26,500	866,302
Turkiye Garanti Bankasi AS	155,200	517,570
U.S. Bancorp	134,400	3,243,072
UniCredito Italiano SpA (a)	324,900	1,116,687
United Overseas Bank Ltd.	53,000	722,415
Wells Fargo & Co.	170,600	4,783,624

		33,627,294

Consumer Finance - 0.1%
ORIX Corp.	10,700	737,625

Diversified Financial Services - 4.6%
Bank of America Corp.	280,500	4,445,925
Citigroup, Inc.	375,000	1,541,250
CME Group, Inc.-Class A	9,910	3,252,759
Hong Kong Exchanges and Clearing Ltd.	73,500	1,308,224
JP Morgan Chase & Co.	354,500	15,062,705

		25,610,863

Insurance - 2.9%
ACE Ltd.	24,200	1,178,782
Allianz SE	11,100	1,368,861
Allstate Corp.	39,800	1,130,718
Aviva PLC	74,800	458,981
Chubb Corp.	13,300	666,862
Industrial Alliance Insurance and Financial Services, Inc.	5,800	163,053
Lincoln National Corp.	51,500	1,179,865
MetLife, Inc.	63,900	2,184,741
Muenchener Rueckversicherungs AG (MunichRe)	5,300	831,562
Old Mutual PLC (a)	305,200	571,867
Principal Financial Group, Inc.	47,300	1,200,947
QBE Insurance Group Ltd.	23,263	473,211
The Travelers Co., Inc.	41,500	2,174,185
Unum Group	53,200	1,012,928
XL Capital Ltd.-Class A	88,800	1,625,928

		16,222,491

Real Estate Investment Trusts (REITs) - 0.2%
Klepierre	9,500	381,129
Unibail-Rodamco	3,600	812,467

		1,193,596

Real Estate Management & Development - 0.5%
China Overseas Land & Investment Ltd.	152,000	326,388
Mitsui Fudosan Co. Ltd.	54,000	920,792
New World Development Co. Ltd.	212,000	436,146
Sumitomo Realty & Development	16,000	274,550
Sun Hung Kai Properties Ltd.	56,000	826,699

		2,784,575

		114,207,424

Information Technology - 16.3%
Communications Equipment - 2.8%
Cisco Systems, Inc. (a)	167,225	3,913,065
Motorola, Inc.	343,400	2,750,634
Nokia OYJ	107,500	1,424,362
QUALCOMM, Inc.	156,225	7,030,125
Research In Motion Ltd. (a)	5,748	332,752
Telefonaktiebolaget LM Ericsson-Class B	45,000	436,980

		15,887,918

Computers & Peripherals - 5.3%
Apple, Inc. (a)	65,550	13,104,100
Compal Electronics, Inc. (GDR) (b)	105,184	697,875
Dell, Inc. (a)	135,500	1,913,260
EMC Corp. (a)	193,500	3,256,605
Hewlett-Packard Co.	139,350	6,836,511
Toshiba Corp. (a)	307,000	1,617,978
Western Digital Corp. (a)	63,900	2,354,076

		29,780,405

Electronic Equipment, Instruments & Components - 1.0%
AU Optronics Corp.	434,660	448,635
Corning, Inc.	133,500	2,226,780
Nippon Electric Glass Co. Ltd.	73,000	867,314
Tyco Electronics Ltd.	86,600	2,009,986
Vishay Intertechnology, Inc. (a)	3,500	25,375

		5,578,090

Internet Software & Services - 2.6%
Google, Inc.-Class A (a)	23,265	13,563,495
Tencent Holdings Ltd.	57,200	1,057,192

		14,620,687

IT Services - 0.4%
Visa, Inc.-Class A	25,450	2,061,450

Semiconductors & Semiconductor Equipment - 2.9%
ASML Holding NV	42,900	1,323,674
Broadcom Corp.-Class A (a)	43,800	1,278,960
Hynix Semiconductor, Inc. (a)	21,100	333,650
Intel Corp.	380,450	7,304,640
KLA-Tencor Corp.	60,900	1,902,516
Lam Research Corp. (a)	13,600	462,264
Micron Technology, Inc. (a)	229,500	1,725,840
Samsung Electronics Co. Ltd.	2,210	1,366,446
Siliconware Precision Industries Co.	901	1,184
Taiwan Semiconductor Manufacturing Co. Ltd.	199,994	379,404

		16,078,578

Software - 1.3%
Microsoft Corp.	151,900	4,467,379
SAP AG	16,300	778,491
Symantec Corp. (a)	112,200	1,991,550

		7,237,420

		91,244,548

Energy - 12.0%
Energy Equipment & Services - 3.0%
Cameron International Corp. (a)	64,100	2,422,980
ENSCO International, Inc.	28,200	1,240,800
Helmerich & Payne, Inc.	10,800	405,540
National Oilwell Varco, Inc.	28,850	1,241,127
Rowan Cos, Inc. (a)	25,900	639,471
Saipem SpA	52,600	1,697,446

Schlumberger Ltd.	128,900	8,235,421
Tenaris SA	67,446	1,336,253

		17,219,038

Oil, Gas & Consumable Fuels - 9.0%
Apache Corp.	10,200	971,856
BG Group PLC	119,758	2,177,154
BP PLC	166,900	1,584,741
Chevron Corp.	47,800	3,730,312
China Coal Energy Co.-Class H	266,000	449,734
Cimarex Energy Co.	34,400	1,611,296
ConocoPhillips	110,400	5,715,408
Devon Energy Corp.	44,600	3,003,810
ENI SpA	40,200	997,258
EOG Resources, Inc.	29,200	2,525,508
Exxon Mobil Corp.	89,400	6,711,258
KazMunaiGas Exploration Production (GDR)	13,550	326,555
LUKOIL (OTC US) (Sponsored ADR)	21,400	1,243,340
Nexen, Inc.	21,697	510,460
Occidental Petroleum Corp.	79,125	6,392,509
PetroChina Co. Ltd.-Class H	360,000	448,674
Petroleo Brasileiro SA (Sponsored ADR)	27,204	1,395,021
PTT PCL	23,300	156,992
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	79,066	2,358,312
StatoilHydro ASA	48,000	1,182,250
Suncor Energy, Inc. (New York)	54,000	1,955,340
Suncor Energy, Inc. (Toronto)	73,665	2,645,351
Tullow Oil PLC	23,330	475,187
Valero Energy Corp.	116,673	1,853,934

		50,422,260

		67,641,298

Consumer Discretionary - 11.1%
Auto Components - 0.6%
Johnson Controls, Inc.	88,100	2,383,105
TRW Automotive Holdings Corp. (a)	33,600	731,136

		3,114,241

Automobiles - 1.2%
Bayerische Motoren Werke AG	37,300	1,758,024
Ford Motor Co. (a)	229,900	2,043,811
Honda Motor Co. Ltd.	25,000	774,500
Nissan Motor Co. Ltd. (a)	167,200	1,204,461
Renault SA (a)	8,800	427,204
Volkswagen AG	4,173	354,180

		6,562,180

Distributors - 0.1%
Li & Fung Ltd.	120,000	481,892

Hotels, Restaurants & Leisure - 0.7%
Carnival Corp. (a)	23,000	736,690
Carnival PLC (a)	48,570	1,633,407

Hyatt Hotels Corp. (a)	21,700	623,875
TABCORP Holdings Ltd.	81,414	535,261
Thomas Cook Group PLC	83,700	292,944
TUI Travel PLC	77,800	315,500

		4,137,677

Household Durables - 1.2%
Black & Decker Corp.	9,100	552,279
DR Horton, Inc.	70,200	721,656
Electrolux AB Series B (a)	14,300	351,137
NVR, Inc. (a)	2,400	1,615,560
Pulte Homes, Inc.	91,400	835,396
Sharp Corp.	51,000	580,698
Sony Corp.	14,000	374,094
Whirlpool Corp.	22,500	1,668,600

		6,699,420

Internet & Catalog Retail - 0.2%
Amazon.Com, Inc. (a)	7,500	1,019,325

Leisure Equipment & Products - 0.0%
Namco Bandai Holdings, Inc.	20,000	199,489

Media - 3.2%
British Sky Broadcasting Group PLC	60,118	525,508
CBS Corp.-Class B	184,500	2,363,445
Comcast Corp.-Class A	30,100	441,567
Lagardere SCA	12,500	533,650
News Corp.-Class A	336,500	3,856,290
SES SA (FDR)	48,574	1,032,676
Time Warner Cable, Inc.-Class A	65,800	2,756,362
Time Warner, Inc.	110,900	3,406,848
Viacom, Inc.-Class B (a)	24,800	735,072
Vivendi	29,550	852,044
The Walt Disney Co.	21,625	653,508
WPP PLC	91,000	853,960

		18,010,930

Multiline Retail - 2.0%
JC Penney Co., Inc.	42,900	1,232,946
Kohl’s Corp. (a)	91,600	4,867,624
Macy’s, Inc.	67,400	1,099,294
Next PLC	20,894	681,422
Takashimaya Co. Ltd.	26,000	166,323
Target Corp.	72,475	3,374,436

		11,422,045

Specialty Retail - 1.7%
Foot Locker, Inc.	34,000	322,660
Home Depot, Inc.	66,000	1,805,760
Kingfisher PLC	202,711	793,496
Limited Brands, Inc.	101,800	1,688,862
Lowe’s Cos, Inc.	176,475	3,848,920
Office Depot, Inc. (a)	155,400	954,156

		9,413,854

Textiles, Apparel & Luxury Goods - 0.2%
Jones Apparel Group, Inc.	47,700	808,515
Yue Yuen Industrial Holdings Ltd.	92,500	260,748

		1,069,263

		62,130,316

Health Care - 10.4%
Biotechnology - 1.9%
Celgene Corp. (a)	49,650	2,753,093
Gilead Sciences, Inc. (a)	159,050	7,324,252
Vertex Pharmaceuticals, Inc. (a)	23,200	900,624

		10,977,969

Health Care Equipment & Supplies - 1.5%
Alcon, Inc.	48,380	7,154,434
Boston Scientific Corp. (a)	24,100	201,717
Covidien PLC	18,600	870,852

		8,227,003

Health Care Providers & Services - 0.8%
Aetna, Inc.	70,900	2,063,899
Celesio AG	6,000	158,127
Medco Health Solutions, Inc. (a)	24,150	1,525,314
UnitedHealth Group, Inc.	26,100	748,287

		4,495,627

Pharmaceuticals - 6.2%
AstraZeneca PLC	31,400	1,407,738
Bayer AG	36,195	2,772,617
GlaxoSmithKline PLC	71,600	1,482,413
Merck & Co., Inc.	178,200	6,452,627
Novartis AG	27,950	1,552,895
Novo Nordisk A/S-Class B	19,018	1,268,277
Pfizer, Inc.	438,965	7,975,985
Roche Holding AG	13,116	2,143,056
Sanofi-Aventis	44,338	3,353,553
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	115,750	6,110,443

		34,519,604

		58,220,203

Industrials - 9.0%
Aerospace & Defense - 1.0%
BAE Systems PLC	171,116	925,413
Bombardier, Inc.-Class B	85,000	360,811
Northrop Grumman Corp.	38,900	2,131,720
Raytheon Co.	22,400	1,154,272
Rolls-Royce Group PLC	104,200	814,201
Rolls-Royce Group PLC (C-shares) (a)	2,190,000	3,603

		5,390,020

Air Freight & Logistics - 0.5%
Deutsche Post AG	44,230	828,114
FedEx Corp.	17,300	1,460,985
United Parcel Service, Inc.-Class B	12,200	701,134

		2,990,233

Airlines - 0.1%
Qantas Airways Ltd.	169,706	403,625

Building Products - 0.3%
Cie de Saint-Gobain	16,100	875,903
Masco Corp.	77,000	1,045,660

		1,921,563

Construction & Engineering - 0.2%
Quanta Services, Inc. (a)	62,800	1,177,500

Electrical Equipment - 1.1%
ABB Ltd.	41,100	754,693
Cooper Industries Ltd.-Class A	63,800	2,723,622
Furukawa Electric Co. Ltd.	50,000	184,363
Gamesa Corp. Tecnologica SA	33,490	641,059
Vestas Wind Systems A/S (a)	12,981	911,367
Vestas Wind Systems A/S (ADR) (a)	47,800	1,118,520

		6,333,624

Industrial Conglomerates - 1.7%
Bidvest Group Ltd.	16,665	269,966
General Electric Co.	391,500	6,271,830
Siemens AG	17,400	1,706,526
Textron, Inc.	55,000	1,102,750

		9,351,072

Machinery - 2.9%
Atlas Copco AB-Class A	52,182	742,189
Caterpillar, Inc.	33,600	1,961,904
Danaher Corp.	50,600	3,588,552
Dover Corp.	13,600	555,968
Illinois Tool Works, Inc.	110,650	5,382,016
Ingersoll-Rand PLC	35,300	1,248,561
MAN SE	3,562	291,707
NGK Insulators Ltd.	34,000	743,071
SPX Corp.	11,000	586,190
Terex Corp. (a)	50,100	943,383

		16,043,541

Professional Services - 0.2%
Adecco SA	10,800	539,416
Randstad Holding NV (a)	14,700	642,742

		1,182,158

Road & Rail - 0.3%
Hertz Global Holdings, Inc. (a)	147,300	1,443,540

Trading Companies & Distributors - 0.7%
Mitsubishi Corp.	80,200	1,798,784
Mitsui & Co. Ltd.	105,200	1,385,417
Travis Perkins PLC (a)	17,900	223,722
Wolseley PLC (a)	38,800	743,137

		4,151,060

		50,387,936

Consumer Staples - 6.7%
Beverages - 1.5%
Anheuser-Busch InBev NV	35,040	1,749,513
Anheuser-Busch InBev NV (ADR) (a)	23,600	1,186,844
Asahi Breweries Ltd.	19,600	347,337
Coca-Cola Enterprises, Inc.	53,300	1,047,345
Constellation Brands, Inc.-Class A (a)	39,500	675,845
Pepsico, Inc.	57,825	3,597,872

		8,604,756

Food & Staples Retailing - 1.9%
Aeon Co. Ltd.	59,300	475,331
Casino Guichard Perrachon SA	3,100	266,143
Costco Wholesale Corp.	72,025	4,315,018
Koninklijke Ahold NV	54,760	737,097
Metro AG	10,300	647,194
Supervalu, Inc.	66,900	925,227
Tesco PLC	271,273	1,888,932
Wal-Mart Stores, Inc.	22,100	1,205,555

		10,460,497

Food Products - 1.9%
Archer-Daniels-Midland Co.	62,600	1,928,706
Associated British Foods PLC	34,200	453,192
Bunge Ltd.	28,800	1,782,720
Dean Foods Co. (a)	21,300	338,670
Kraft Foods, Inc.-Class A	59,700	1,586,826
Nestle SA	41,365	1,955,702
Smithfield Foods, Inc. (a)	37,000	572,760
Tyson Foods, Inc.-Class A	37,400	449,548
Unilever NV	23,700	725,121
Unilever PLC	21,414	629,884

		10,423,129

Household Products - 0.6%
Kimberly-Clark Corp.	8,700	573,939
Procter & Gamble Co.	38,600	2,406,710
Reckitt Benckiser Group PLC	8,397	428,584

		3,409,233

Personal Products - 0.1%
L’Oreal SA	7,000	759,934

Tobacco - 0.7%
Altria Group, Inc.	74,200	1,395,702
British American Tobacco PLC	54,633	1,663,541
Reynolds American, Inc.	15,500	774,380

		3,833,623

		37,491,172

Materials - 6.1%
Chemicals - 2.0%
Air Products & Chemicals, Inc.	44,150	3,661,360
BASF SE	24,200	1,462,799
E.I. Du Pont de Nemours & Co.	88,400	3,056,872
Eastman Chemical Co.	13,700	823,644
Israel Chemicals Ltd.	49,800	642,170
Koninklijke Dsm NV	10,700	527,654
Syngenta AG	3,790	1,009,644

		11,184,143

Construction Materials - 0.2%
CRH PLC (Dublin)	21,179	538,017
CRH PLC (London)	6,822	173,629
Fletcher Building Ltd.	61,600	348,117

		1,059,763

Containers & Packaging - 0.2%
Amcor Ltd.	72,971	395,240
Sonoco Products Co.	19,400	546,692

		941,932

Metals & Mining - 3.7%
AK Steel Holding Corp.	60,500	1,210,000
Anglo American PLC (a)	19,700	848,365
ArcelorMittal (Euronext Amsterdam)	44,462	1,743,744
ArcelorMittal (New York)	66,025	2,592,802
BHP Billiton Ltd.	5,800	218,653
BHP Billiton PLC	52,716	1,621,960
Freeport-McMoRan Copper & Gold, Inc. (a)	41,825	3,463,110
MMC Norilsk Nickel (ADR) (a)	48,019	660,261
Rio Tinto PLC	41,120	2,094,305
Steel Dynamics, Inc.	60,100	1,016,892
Sumitomo Metal Mining Co. Ltd.	44,000	717,764
Vale SA (Sponsored ADR)-Class B	89,100	2,554,497
Xstrata PLC (a)	132,920	2,356,440

		21,098,793

		34,284,631

Telecommunication Services - 4.9%
Diversified Telecommunication Services - 3.4%
AT&T, Inc.	301,900	8,133,186
Bezeq Israeli Telecommunication Corp. Ltd.	79,600	180,893
BT Group PLC	200,650	463,895
Deutsche Telekom AG	78,200	1,155,360
France Telecom SA	38,900	1,011,599
Nippon Telegraph & Telephone Corp.	24,500	1,054,388
Tele2 AB-Class B	6,200	95,302
Telecom Corp. of New Zealand Ltd.	137,911	245,587
Telecom Italia SpA (ordinary shares)	546,500	876,442
Telecom Italia SpA (savings shares)	228,800	258,959
Telefonica SA	112,159	3,224,265
TELUS Corp.-Class A	12,900	391,131
Verizon Communications, Inc.	68,000	2,139,280

		19,230,287

Wireless Telecommunication Services - 1.5%
American Tower Corp.-Class A (a)	26,700	1,092,564
Crown Castle International Corp. (a)	33,100	1,214,439
KDDI Corp.	105	566,860
Softbank Corp.	18,700	446,459
Sprint Nextel Corp. (a)	761,600	2,825,536
Vodafone Group PLC	897,900	2,025,592

		8,171,450

		27,401,737

Utilities - 1.7%
Electric Utilities - 1.0%
American Electric Power Co., Inc.	27,800	894,882
E.ON AG	28,500	1,127,536
Edison International	30,100	1,024,905
Electricite de France	7,600	439,170
Enel SpA	129,000	774,326
Pepco Holdings, Inc.	33,400	544,420
Pinnacle West Capital Corp.	19,200	673,728
The Tokyo Electric Power Co., Inc.	15,900	428,148

		5,907,115

Independent Power Producers & Energy Traders - 0.1%
Drax Group PLC	12,400	83,934
RRI Energy, Inc. (a)	116,400	572,688

		656,622

Multi-Utilities - 0.6%
Ameren Corp.	13,200	343,068
Centrica PLC	257,705	1,080,459
CMS Energy Corp.	12,900	183,696
NiSource, Inc.	82,600	1,177,050
RWE AG	4,560	418,654

		3,202,927

		9,766,664

Total Common Stocks (cost $459,126,277)		552,775,929

RIGHTS - 0.0%
Financials - 0.0%
Diversified Financial Services - 0.0%
Fortis (a) (cost $0)	35,930	0

SHORT-TERM INVESTMENTS - 0.8%
Investment Companies - 0.8%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.10% (c) (cost $4,454,569)	4,454,569	4,454,569

Total Investments - 99.4% (cost $463,580,846) (d)		557,230,498
Other assets less liabilities - 0.6%		3,266,098

Net Assets - 100.0%		$560,496,596

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at November 30, 2009	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
EURO STOXX 50	7	December 2009	$301,570	$294,304	$(7,266)
FTSE 100 Index Futures	6	December 2009	492,653	512,926	20,273

					$13,007

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at November 30, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 2/17/10	8,880	$7,998,216	$8,070,604	$72,388
Australian Dollar settling 2/17/10	8,893	8,009,925	8,082,419	72,494
British Pound settling 2/17/10	522	869,887	858,313	(11,574)
British Pound settling 2/17/10	493	825,824	810,629	(15,195)
Euro settling 2/17/10	2,337	3,474,605	3,508,064	33,459
Euro settling 2/17/10	1,053	1,569,023	1,580,655	11,632
Japanese Yen settling 2/17/10	52,291	581,567	605,174	23,607
New Zealand Dollar settling 2/17/10	4,508	3,232,461	3,211,271	(21,190)
New Zealand Dollar settling 2/17/10	5,558	3,985,364	3,959,238	(26,126)

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at November 30, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts: (continued)
Norwegian Krone settling 2/17/10	19,444	$3,412,425	$3,415,201	$2,776
Norwegian Krone settling 2/17/10	20,601	3,615,479	3,618,420	2,941
Swedish Krona settling 2/17/10	26,983	3,867,477	3,871,649	4,172
Swedish Krona settling 2/17/10	27,116	3,886,540	3,890,732	4,192
Sale Contracts:
British Pound settling 2/17/10	964	1,538,399	1,585,084	(46,685)
British Pound settling 2/17/10	5,384	8,919,598	8,851,970	67,628
British Pound settling 2/17/10	8,865	14,687,887	14,576,524	111,363
Canadian Dollar settling 2/17/10	1,468	1,380,607	1,390,921	(10,314)
Canadian Dollar settling 2/17/10	1,797	1,690,022	1,702,647	(12,625)
Euro settling 2/17/10	980	1,457,044	1,471,075	(14,031)
Euro settling 2/17/10	1,486	2,224,497	2,230,630	(6,133)
Japanese Yen settling 2/17/10	38,257	415,661	442,756	(27,095)
Japanese Yen settling 2/17/10	62,380	679,624	721,937	(42,313)
Japanese Yen settling 2/17/10	92,477	1,017,013	1,070,255	(53,242)
Japanese Yen settling 2/17/10	381,726	4,220,672	4,417,793	(197,121)
Japanese Yen settling 2/17/10	90,060	995,776	1,042,283	(46,507)
Japanese Yen settling 2/17/10	96,898	1,089,145	1,121,420	(32,275)
Swiss Franc settling 2/17/10	530	521,880	527,942	(6,062)
Swiss Franc settling 2/17/10	3,863	3,803,813	3,848,000	(44,187)
Swiss Franc settling 2/17/10	397	395,663	395,459	204

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2009, the market value of this security amounted to $697,875 or 0.1% of net assets.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of November 30, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $108,728,939 and gross unrealized depreciation of investments was $(15,079,287), resulting in net unrealized appreciation of $93,649,652.

An amount equivalent to U.S. $53,739 has been segregated to collateralize margin requirements for the open futures contracts at November 30, 2009.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt
FDR	-	Fiduciary Depositary Receipt
GDR	-	Global Depositary Receipt
LP	-	Limited Partnership
REIT	-	Real Estate Investment Trust

AllianceBernstein Wealth Strategies

Tax-Managed Wealth Appreciation Strategy

November 30, 2009 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirements also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2009:

Investments in Securities	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks
Financials	$73,947,923	$40,259,501		$—	$114,207,424
Information Technology	80,511,363	10,733,185		—	91,244,548
Energy	53,533,957	13,950,349		156,992	67,641,298
Consumer Discretionary	47,501,878	14,628,438		—	62,130,316
Health Care	44,081,527	14,138,676		—	58,220,203
Industrials	33,840,398	16,547,538		—	50,387,936
Consumer Staples	25,326,336	12,164,836		—	37,491,172
Materials	18,076,811	16,207,820		—	34,284,631
Telecommunication Services	15,796,136	11,605,601		—	27,401,737
Utilities	5,414,437	4,352,227		—	9,766,664
Rights		—		—	—
Short-Term Investments	4,454,569	—		—	4,454,569

Total Investments in Securities	402,485,335	154,588,171	+	156,992	557,230,498
Other Financial Instruments*:
Assets	20,273	406,856		—	427,129
Liabilities	(7,266)	(612,675)		—	(619,941)

Total	$402,498,342	$154,382,352		$156,992	$557,037,686

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Portfolio values its securities which may materially affect the value of securities trading in such markets. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Energy	Total
Balance as of 8/31/09	$340,782	$340,782
Accrued discounts /premiums	—	—
Realized gain (loss)	39,805	39,805
Change in unrealized appreciation/depreciation	(61,210)	(61,210)
Net purchases (sales)	(162,385)	(162,385)
Net transfers in and/or out of Level 3	—	—

Balance as of 11/30/09	$156,992	$156,992

Net change in unrealized appreciation/depreciation from Investments held as of 11/30/09	$(61,210)	$(61,210)

AllianceBernstein Wealth Strategies

Tax-Managed Balanced Wealth Strategy

Portfolio of Investments

November 30, 2009 (unaudited)

Company	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 50.6%
Alabama - 4.1%
Alabama Pub Sch & Clg Auth MBIA-RE
5.00%, 12/01/21	$1,700	$1,777,503
Jefferson Cnty AL Swr FGIC
5.00%, 2/01/38 (Prerefunded/ETM)	2,710	2,962,437
5.125%, 2/01/42 (Prerefunded/ETM)	1,650	1,809,060
5.25%, 2/01/24 (Prerefunded/ETM)	3,200	3,518,880
Series 02
5.00%, 2/01/41 (Prerefunded/ETM)	1,100	1,190,442

		11,258,322

Arizona - 0.7%
Arizona Hlth Fac Auth
(Phoenix Childrens Hospital)
1.27%, 2/01/42 (a)	785	690,494
Gilbert AZ Wtr Res Mun Corp.
(Gilbert AZ Wastewater Sys)
Series 04
4.90%, 4/01/19	710	710,064
Pima Cnty AZ IDA
(Global Water Resources)
5.45%, 12/01/17	450	416,137
Pima Cnty AZ IDA
(Horizon Learning Ctr)
4.45%, 6/01/14	60	55,735

		1,872,430

Arkansas - 0.2%
Springdale AR Sales & Use Tax MBIA
4.00%, 7/01/16 (Prerefunded/ETM)	605	611,256

California - 2.6%
California Econ Recovery
(California Econ Rec Spl Tax)
Series A
5.25%, 7/01/12	1,000	1,087,560
California GO
5.00%, 3/01/16	2,225	2,414,526

San Bernardino Cnty CA Trnsp Auth
(San Bernardino Cnty CA Trnsp Sales Tax)
Series 2009-A
5.00%, 5/01/12	2,525	2,711,042
San Diego Cnty CA Wtr Auth MBIA
Series 1991B
6.30%, 4/21/11 (a)	1,000	1,022,370

		7,235,498

Colorado - 0.6%
Mesa Cnty Co. Vly SD #51 GO MBIA
5.00%, 12/01/23	1,000	1,083,920
PV Wtr & San Met Dist Co.
Series 06
Zero Coupon, 12/15/17 (b)	710	364,294
Todd Creek Farms Met Dist #1 Co.
5.60%, 12/01/14 (b)	260	131,032

		1,579,246

District Of Columbia - 1.3%
District of Columbia GO AMBAC
Series 2007
5.25%, 6/01/18	1,200	1,373,064
Metro Washington Arpt Auth VA
Series 2008A
5.50%, 10/01/15	2,035	2,227,572

		3,600,636

Florida - 3.2%
Citizens Ppty Ins Corp. FL MBIA
Series A
5.00%, 3/01/15 - 3/01/16	4,000	4,067,140
Dade Cnty FL SD GO MBIA
Series 94
5.00%, 8/01/12	1,100	1,186,856
Fishhawk CDD #2 FL
Series B
7.04%, 11/01/14	65	59,747
Hammock Bay CDD FL
Series B
5.375%, 5/01/11	45	44,437
Heritage Plantation CDD FL
Series B
5.10%, 11/01/13	105	57,077
Lake Ashton II CDD FL
Series B
4.875%, 11/01/10	100	72,620
Midtown Miami CDD FL
Series 04A
6.00%, 5/01/24	265	235,227

Palm Beach Cnty FL Sch Brd
COP MBIA-RE
5.00%, 8/01/13	1,030	1,127,840
Parkway Center CDD FL
Series B
5.625%, 5/01/14	160	112,421
Paseo CDD FL
5.00%, 2/01/11 (b)	405	202,443
Series B
4.875%, 5/01/10 (b)	425	212,712
The Quarry CDD FL
5.25%, 5/01/16	210	169,766
Rolling Hills CDD FL
Series B
5.125%, 11/01/13	95	66,370
Shingle Creek FL CDD
5.75%, 5/01/15 (b)	330	138,851
South Bay CDD FL
Series 5B-2
5.375%, 5/01/13 (b)(c)	100	30,169
Tern Bay CDD FL
Series B
5.00%, 5/01/15 (b)(c)	435	139,200
Verano CDD FL
Series B
5.00%, 11/01/13	675	360,680
Villages of Westport CDD FL
Series 05A
5.125%, 5/01/15	155	125,105
Waterset North CDD FL
Series B
6.55%, 11/01/15	485	296,485

		8,705,146

Georgia - 1.5%
Georgia Road & Tollway Auth
(Georgia Fed Highway Grant)
Series 2009A
5.00%, 6/01/18	3,630	4,224,049

Guam - 0.2%
Guam Wtrworks Auth COP
5.18%, 7/01/15 (Prerefunded/ETM)	229	232,516
Guam Wtrworks Auth COP
(Guam Govt Wtrwks)
Series 05
5.00%, 7/01/13	225	228,598

		461,114

Illinois - 2.4%
Hodgkins IL Tax Increment
5.00%, 1/01/11	1,000	1,012,310

Illinois GO AMBAC
Series B
5.00%, 3/01/14	3,400	3,829,216
Illinois GO MBIA-RE
5.00%, 4/01/15	1,545	1,745,556
Pingree Grove SSA #1 IL
(Pingree Grove SSA #1 Cambridge)
Series 5-1
5.25%, 3/01/15	100	84,463

		6,671,545

Indiana - 0.7%
Indiana Bond Bank Gas
(JP Morgan Chase)
Series A
5.25%, 10/15/19	1,945	1,999,168

Kansas - 0.1%
Wyandotte Cnty/Kansas City KS Uni Govt
(Wyandotte Cnty/Kansas City KS Sales Tax)
Series B
4.75%, 12/01/16	315	319,120

Louisiana - 2.0%
Louisiana GO MBIA
Series A
5.25%, 8/01/16	3,830	4,415,416
Morehouse Parish LA PCR
(International Paper Company)
Series A
5.25%, 11/15/13	1,000	1,037,460

		5,452,876

Minnesota - 0.1%
St. Paul MN Hsg & Redev Auth
(Healtheast)
5.15%, 11/15/20	310	280,497

Nevada - 0.3%
Clark Cnty NV SID #151
(Clark Cnty NV SID #151 Summerlin)
4.05%, 8/01/10	670	638,242
Henderson NV LID # T-16
(Henderson NV LID # T-16 Falls)
4.75%, 3/01/13	35	16,998
Las Vegas NV SID #607
(Las Vegas NV SID #607 Provdnce)
5.35%, 6/01/12	245	233,056

		888,296

New Jersey - 2.5%
New Jersey EDA
(New Jersey Cigarette Tax) FSA
Series 4
5.00%, 6/15/10	830	850,592

New Jersey Trnsp Trust Fd Auth
(New Jersey Trnsp Trust Fund) AMBAC
Series A
5.50%, 12/15/13	1,775	2,016,790
New Jersey Trnsp Trust Fund MBIA-RE
Series 2006A
5.00%, 6/15/12	3,775	4,093,384

		6,960,766

New York - 5.1%
New York NY GO
Series 04G
5.00%, 8/01/12	1,315	1,436,401
Series E
5.00%, 8/01/15	2,625	2,951,629
Series H
5.00%, 8/01/11	1,645	1,754,524
New York St Dormitory Auth
(Mt. Sinai Hlth)
5.00%, 7/01/11	220	220,187
New York St Thruway Auth
(New York St Thruway Au Ded Tax) FSA
Series 5B
5.00%, 4/01/14	6,505	7,373,612
Tobacco Settlement Fin Corp. NY
(New York St Lease Tobacco Asset Sec)
5.25%, 6/01/13	295	295,062

		14,031,415

North Carolina - 0.5%
North Carolina Eastern Mun Pwr Agy
Series A
5.00%, 1/01/15	785	861,129
North Carolina Mun Pwr Agy #1 ACA
5.50%, 1/01/10	385	386,421

		1,247,550

Ohio - 1.5%
American Mun Pwr OH
(Goldman Sachs Group, Inc.)
5.00%, 2/01/12	1,000	1,050,950
Cleveland OH Mun SD GO FSA
5.25%, 12/01/19	1,000	1,082,140
Columbiana Cnty Port Auth OH
(Liberty Waste Trnsp LLC)
Series A
7.00%, 8/01/21	260	250,364
Ohio Wtr Dev Auth
(Cleveland Electric Illum)
Series 2008C
7.25%, 11/01/32 (d)	1,620	1,786,682

		4,170,136

Pennsylvania - 1.6%
Allegheny Cnty PA Hosp Dev Auth
(West Penn Allegheny Hlth Sys)
Series A
5.00%, 11/15/13	925	905,547
Allegheny Cnty PA Redev Auth
(Pittsburgh Mills Spl Tax)
5.10%, 7/01/14	220	211,163
Bucks Cnty PA IDA
(Waste Management, Inc.)
3.90%, 12/01/22 (d)	1,000	1,001,040
Philadelphia PA GO XLCA
5.00%, 2/15/11	2,000	2,065,900
Philadelphia PA IDA
(Leadership Learning Partners)
Series 05A
4.60%, 7/01/15	300	271,581

		4,455,231

Puerto Rico - 2.1%
Puerto Rico Pub Bldgs Auth
(Puerto Rico GO)
5.75%, 7/01/14	2,820	3,033,023
Puerto Rico Sales Tax Fin Corp.
Series 2009A
5.50%, 8/01/23	2,750	2,866,985

		5,900,008

South Carolina - 1.0%
South Carolina Pub Svc Auth FSA
5.00%, 1/01/14	2,450	2,774,429

Texas - 7.7%
Austin TX Utils Sys FSA
5.00%, 11/15/13	6,915	7,811,391
Houston TX Arpt Sys
Series 2009 A
5.00%, 7/01/21 - 7/01/22	2,815	3,000,672
Houston TX GO MBIA
5.00%, 3/01/15	3,300	3,781,635
Houston TX Util Sys AMBAC
5.00%, 5/15/34 (d)	1,505	1,573,824
Texas A & M Univ
Series 2009 D
5.00%, 5/15/18	2,765	3,224,405
Texas PFA
(Texas Lease Bldg & Procur) AMBAC
5.00%, 2/01/16	1,640	1,804,869

		21,196,796

Virginia - 1.9%
Virginia College Bldg Auth
5.00%, 2/01/18	4,495	5,240,406

Washington - 4.4%
Energy Northwest WA
(Bonneville Power Admin)
Series 2008D
5.00%, 7/01/11	6,525	6,978,357
Series A
5.00%, 7/01/14	1,775	2,034,434
Washington St GO AMBAC
Series D
5.00%, 1/01/14	1,760	2,006,506
Washington St GO FSA
5.00%, 1/01/12	1,000	1,085,070

		12,104,367

Wisconsin - 2.3%
Wisconsin GO AMBAC
Series 1
5.00%, 5/01/16	2,000	2,314,980
Wisconsin Trnsp Auth
(Wisconsin Trnsp Auth Spl Tax) FSA
Series A
5.25%, 7/01/14	3,500	4,041,590

		6,356,570

Total Municipal Obligations (cost $135,589,922)		139,596,873

	Shares
COMMON STOCKS - 45.3%
Financials - 9.6%
Capital Markets - 3.0%
Ameriprise Financial, Inc.	11,500	438,380
The Blackstone Group LP	59,275	820,366
Credit Suisse Group AG	9,958	519,186
Deutsche Bank AG	4,750	344,343
Franklin Resources, Inc.	7,575	818,327
The Goldman Sachs Group, Inc.	21,275	3,609,517
Julius Baer Group Ltd.	7,218	238,217
Macquarie Group Ltd.	11,802	518,601
Man Group PLC	40,782	214,937
Morgan Stanley	20,900	660,022

		8,181,896

Commercial Banks - 2.8%
ABSA Group Ltd.	3,900	67,239
Australia & New Zealand Banking Group Ltd.	11,700	237,163
Banco do Brasil SA	13,400	235,864
Banco Santander Central Hispano SA	52,023	895,548
Barclays PLC	35,400	173,000
BB&T Corp.	16,900	420,810
BNP Paribas SA	7,104	589,721

Credit Agricole SA	11,417	237,349
Danske Bank A/S (e)	4,400	95,188
HSBC Holdings PLC	26,700	312,752
Industrial & Commercial Bank of China Ltd.-Class H	249,000	210,269
Intesa Sanpaolo SpA (e)	23,100	100,609
KB Financial Group, Inc. (e)	4,288	214,638
Mitsubishi UFJ Financial Group, Inc.	14,700	80,965
National Australia Bank Ltd.	11,900	311,839
National Bank of Canada	1,600	95,782
Regions Financial Corp.	28,300	165,838
Societe Generale-Class A	5,140	363,519
Standard Bank Group Ltd.	5,700	73,922
Standard Chartered PLC	25,568	626,731
Sumitomo Mitsui Financial Group, Inc.	5,800	189,606
U.S. Bancorp	30,200	728,726
UniCredito Italiano SpA (e)	47,700	163,946
United Overseas Bank Ltd.	12,000	163,565
Wells Fargo & Co.	36,500	1,023,460

		7,778,049

Consumer Finance - 0.2%
Capital One Financial Corp.	10,800	414,288
ORIX Corp.	2,770	190,955

		605,243

Diversified Financial Services - 2.0%
Bank of America Corp.	51,200	811,520
Citigroup, Inc.	46,500	191,115
CME Group, Inc.-Class A	2,030	666,307
Hong Kong Exchanges and Clearing Ltd.	13,700	243,845
JP Morgan Chase & Co.	83,075	3,529,857

		5,442,644

Insurance - 1.2%
ACE Ltd.	2,600	126,646
Allianz SE	3,000	369,962
Allstate Corp.	9,500	269,895
Aviva PLC	14,228	87,305
Chubb Corp.	3,600	180,504
Everest Re Group Ltd.	1,500	127,665
Lincoln National Corp.	5,300	121,423
MetLife, Inc.	14,000	478,660
Muenchener Rueckversicherungs AG (MunichRe)	1,200	188,278
Old Mutual PLC (e)	66,200	124,042
PartnerRe Ltd.	1,400	107,856
Principal Financial Group, Inc.	11,700	297,063
QBE Insurance Group Ltd.	4,956	100,814
The Travelers Co., Inc.	8,600	450,554
Unum Group	7,700	146,608
XL Capital Ltd.-Class A	12,100	221,551

		3,398,826

Real Estate Investment Trusts (REITs) - 0.1%
Klepierre	1,200	48,143
Unibail-Rodamco	1,000	225,685

		273,828

Real Estate Management & Development - 0.3%
China Overseas Land & Investment Ltd.	44,000	94,481
Lend Lease Corp. Ltd.	9,600	79,372
Mitsui Fudosan Co. Ltd.	8,000	136,414
New World Development Co. Ltd.	51,000	104,922
Sumitomo Realty & Development	4,000	68,637
Sun Hung Kai Properties Ltd.	13,000	191,912

		675,738

		26,356,224

Information Technology - 7.2%
Communications Equipment - 1.2%
Cisco Systems, Inc. (e)	34,850	815,490
Motorola, Inc.	69,500	556,695
Nokia OYJ	20,800	275,598
QUALCOMM, Inc.	35,650	1,604,250
Research In Motion Ltd. (e)	1,269	73,462
Telefonaktiebolaget LM Ericsson-Class B	10,000	97,107

		3,422,602

Computers & Peripherals - 2.3%
Apple, Inc. (e)	14,665	2,931,680
Compal Electronics, Inc. (GDR) (f)	22,075	146,463
Dell, Inc. (e)	27,500	388,300
EMC Corp. (e)	46,800	787,644
Hewlett-Packard Co.	30,400	1,491,424
Toshiba Corp. (e)	72,000	379,461
Western Digital Corp. (e)	5,200	191,568

		6,316,540

Electronic Equipment, Instruments & Components - 0.4%
AU Optronics Corp.	71,070	73,355
Corning, Inc.	35,300	588,804
Nippon Electric Glass Co. Ltd.	16,000	190,096
Tyco Electronics Ltd.	18,500	429,385

		1,281,640

Internet Software & Services - 1.2%
Google, Inc.-Class A (e)	5,195	3,028,685
Tencent Holdings Ltd.	13,200	243,967

		3,272,652

IT Services - 0.2%
Visa, Inc.-Class A	5,650	457,650

Semiconductors & Semiconductor Equipment - 1.4%
ASML Holding NV	9,800	302,378
Broadcom Corp.-Class A (e)	10,800	315,360
Hynix Semiconductor, Inc. (e)	3,700	58,507
Intel Corp.	86,575	1,662,240

KLA-Tencor Corp.	13,500	421,740
Lam Research Corp. (e)	3,400	115,566
Micron Technology, Inc. (e)	34,000	255,680
Samsung Electronics Co. Ltd.	510	315,334
Taiwan Semiconductor Manufacturing Co. Ltd.	56,279	106,765
Teradyne, Inc. (e)	25,600	226,816

		3,780,386

Software - 0.5%
Microsoft Corp.	24,200	711,722
SAP AG	3,654	174,516
Symantec Corp. (e)	29,700	527,175

		1,413,413

		19,944,883

Energy - 5.6%
Energy Equipment & Services - 1.4%
Cameron International Corp. (e)	15,625	590,625
ENSCO International, Inc.	7,400	325,600
National Oilwell Varco, Inc.	4,950	212,949
Rowan Cos, Inc. (e)	6,800	167,892
Saipem SpA	11,775	379,989
Schlumberger Ltd.	28,550	1,824,060
Tenaris SA	15,163	300,412

		3,801,527

Oil, Gas & Consumable Fuels - 4.2%
Apache Corp.	700	66,696
BG Group PLC	26,879	488,650
BP PLC	44,900	426,332
Chevron Corp.	11,650	909,166
China Coal Energy Co.-Class H	65,000	109,897
Cimarex Energy Co.	7,800	365,352
ConocoPhillips	26,200	1,356,374
Devon Energy Corp.	10,300	693,705
ENI SpA	8,200	203,421
EOG Resources, Inc.	6,100	527,589
Exxon Mobil Corp.	21,300	1,598,991
KazMunaiGas Exploration Production (GDR)	3,450	83,145
LUKOIL (OTC US) (Sponsored ADR)	3,650	212,065
Nexen, Inc.	4,524	106,434
Occidental Petroleum Corp.	19,575	1,581,464
PetroChina Co. Ltd.-Class H	82,000	102,198
Petroleo Brasileiro SA (Sponsored ADR)	6,207	318,295
PTT PCL	13,700	92,309
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	19,039	567,879
StatoilHydro ASA	9,400	231,524
Suncor Energy, Inc. (New York)	12,800	463,488
Suncor Energy, Inc. (Toronto)	15,799	567,351
Tullow Oil PLC	5,160	105,099

Valero Energy Corp.	29,900	475,111

		11,652,535

		15,454,062

Consumer Discretionary - 5.0%
Auto Components - 0.2%
Johnson Controls, Inc.	19,900	538,295

Automobiles - 0.5%
Bayerische Motoren Werke AG	8,676	408,917
Ford Motor Co. (e)	27,500	244,475
Honda Motor Co. Ltd.	5,500	170,390
Nissan Motor Co. Ltd. (e)	33,100	238,443
Renault SA (e)	2,200	106,801
Volkswagen AG	1,001	84,959

		1,253,985

Distributors - 0.1%
Genuine Parts Co.	1,900	68,077
Li & Fung Ltd.	26,000	104,410

		172,487

Hotels, Restaurants & Leisure - 0.3%
Carnival Corp. (e)	5,300	169,759
Carnival PLC (e)	9,080	305,360
Hyatt Hotels Corp. (e)	5,200	149,500
TABCORP Holdings Ltd.	7,800	51,282
Thomas Cook Group PLC	20,800	72,798
TUI Travel PLC	23,300	94,488

		843,187

Household Durables - 0.5%
Black & Decker Corp.	1,900	115,311
DR Horton, Inc.	15,000	154,200
NVR, Inc. (e)	500	336,575
Pulte Homes, Inc.	15,000	137,100
Sharp Corp.	14,000	159,407
Whirlpool Corp.	5,900	437,544

		1,340,137

Internet & Catalog Retail - 0.0%
Amazon.Com, Inc. (e)	1,000	135,910

Leisure Equipment & Products - 0.0%
Namco Bandai Holdings, Inc.	4,300	42,890

Media - 1.6%
British Sky Broadcasting Group PLC	13,583	118,733
CBS Corp.-Class B	31,000	397,110
Comcast Corp.-Class A	7,900	115,893
Lagardere SCA	3,500	149,422
News Corp.-Class A	78,600	900,756
SES SA (FDR)	10,869	231,073
Time Warner Cable, Inc.-Class A	15,100	632,539
Time Warner, Inc.	28,500	875,520
Viacom, Inc.-Class B (e)	9,100	269,724

Vivendi	8,960	258,353
The Walt Disney Co.	10,950	330,909
WPP PLC	16,300	152,962

		4,432,994

Multiline Retail - 0.9%
JC Penney Co., Inc.	8,100	232,794
Kohl’s Corp. (e)	18,975	1,008,332
Macy’s, Inc.	19,600	319,676
Next PLC	4,798	156,478
Target Corp.	17,375	808,980

		2,526,260

Specialty Retail - 0.7%
AutoNation, Inc. (e)	6,400	112,960
Home Depot, Inc.	12,800	350,208
Kingfisher PLC	45,500	178,107
Limited Brands, Inc.	23,800	394,842
Lowe’s Cos, Inc.	44,025	960,185

		1,996,302

Textiles, Apparel & Luxury Goods - 0.2%
Jones Apparel Group, Inc.	13,100	222,045
VF Corp.	2,800	203,616
Yue Yuen Industrial Holdings Ltd.	25,500	71,882

		497,543

		13,779,990

Health Care - 4.8%
Biotechnology - 0.9%
Celgene Corp. (e)	11,025	611,336
Gilead Sciences, Inc. (e)	35,700	1,643,985
Vertex Pharmaceuticals, Inc. (e)	5,800	225,156

		2,480,477

Health Care Equipment & Supplies - 0.8%
Alcon, Inc.	11,815	1,747,202
Boston Scientific Corp. (e)	7,600	63,612
Covidien PLC	4,200	196,644
Hospira, Inc. (e)	1,200	56,340

		2,063,798

Health Care Providers & Services - 0.3%
Aetna, Inc.	15,500	451,205
Cardinal Health, Inc.	4,700	151,481
Celesio AG	1,700	44,803
Medco Health Solutions, Inc. (e)	4,575	288,957

		936,446

Pharmaceuticals - 2.8%
AstraZeneca PLC	10,100	452,808
Bayer AG	7,174	549,544
GlaxoSmithKline PLC	17,100	354,040
Merck & Co., Inc.	37,828	1,369,752
Novartis AG	5,460	303,356

Novo Nordisk A/S-Class B	4,282	285,559
Pfizer, Inc.	104,605	1,900,673
Roche Holding AG	2,982	487,236
Sanofi-Aventis	9,761	738,284
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	24,535	1,295,203

		7,736,455

		13,217,176

Industrials - 4.4%
Aerospace & Defense - 0.6%
BAE Systems PLC	38,387	207,601
Bombardier, Inc.-Class B	23,000	97,631
ITT Corp.	1,600	82,752
Northrop Grumman Corp.	10,000	548,000
Raytheon Co.	6,100	314,333
Rolls-Royce Group PLC	15,900	124,240
Rolls-Royce Group PLC (C-shares) (e)	594,000	977
United Technologies Corp.	3,500	235,340

		1,610,874

Air Freight & Logistics - 0.2%
Deutsche Post AG	7,740	144,915
FedEx Corp.	4,550	384,248
United Parcel Service, Inc.-Class B	2,400	137,928

		667,091

Airlines - 0.0%
Qantas Airways Ltd.	53,177	126,475

Building Products - 0.2%
Cie de Saint-Gobain	3,900	212,175
Masco Corp.	16,900	229,502

		441,677

Construction & Engineering - 0.1%
Quanta Services, Inc. (e)	14,600	273,750

Electrical Equipment - 0.6%
ABB Ltd.	9,200	168,934
Cooper Industries Ltd.-Class A	24,000	1,024,560
Furukawa Electric Co. Ltd.	12,000	44,247
Gamesa Corp. Tecnologica SA	7,520	143,946
Vestas Wind Systems A/S (e)	2,333	163,795
Vestas Wind Systems A/S (ADR) (e)	10,450	244,530

		1,790,012

Industrial Conglomerates - 0.8%
Bidvest Group Ltd.	11,445	185,405
General Electric Co.	82,800	1,326,456
Siemens AG	3,926	385,047
Textron, Inc.	14,500	290,725

		2,187,633

Machinery - 1.3%
Atlas Copco AB-Class A	9,338	132,815
Caterpillar, Inc.	10,500	613,095

Danaher Corp.	11,625	824,445
Illinois Tool Works, Inc.	25,625	1,246,400
Ingersoll-Rand PLC	8,900	314,793
MAN SE	805	65,925
NGK Insulators Ltd.	8,000	174,840
SPX Corp.	2,400	127,896
Terex Corp. (e)	11,900	224,077

		3,724,286

Professional Services - 0.2%
Adecco SA	2,900	144,843
Randstad Holding NV (e)	6,200	271,089

		415,932

Road & Rail - 0.1%
East Japan Railway Co.	1,500	105,445
Hertz Global Holdings, Inc. (e)	18,200	178,360

		283,805

Trading Companies & Distributors - 0.3%
Mitsubishi Corp.	13,500	302,788
Mitsui & Co. Ltd.	17,400	229,147
Travis Perkins PLC (e)	4,700	58,742
Wolseley PLC (e)	7,300	139,817

		730,494

		12,252,029

Consumer Staples - 3.2%
Beverages - 0.7%
Anheuser-Busch InBev NV	7,920	395,438
Anheuser-Busch InBev NV (ADR) (e)	6,000	301,740
Asahi Breweries Ltd.	3,600	63,796
The Coca-Cola Co.	1,900	108,680
Coca-Cola Enterprises, Inc.	9,900	194,535
Constellation Brands, Inc.-Class A (e)	9,700	165,967
Pepsico, Inc.	13,335	829,704

		2,059,860

Food & Staples Retailing - 0.8%
Aeon Co. Ltd.	11,800	94,585
Costco Wholesale Corp.	15,325	918,121
Koninklijke Ahold NV	15,720	211,599
Metro AG	3,400	213,637
Tesco PLC	61,345	427,158
Wal-Mart Stores, Inc.	4,850	264,568

		2,129,668

Food Products - 0.9%
Archer-Daniels-Midland Co.	15,300	471,393
Associated British Foods PLC	5,300	70,232
Bunge Ltd.	8,500	526,150
Dean Foods Co. (e)	3,000	47,700
Kraft Foods, Inc.-Class A	16,000	425,280
Nestle SA	9,361	442,580

Nutreco Holding NV	1,000	51,655
Premier Foods PLC (e)	82,400	44,516
Smithfield Foods, Inc. (e)	11,300	174,924
Unilever NV	5,700	174,396
Unilever PLC	4,626	136,072

		2,564,898

Household Products - 0.3%
Kimberly-Clark Corp.	2,700	178,119
Procter & Gamble Co.	10,200	635,970
Reckitt Benckiser Group PLC	1,884	96,160

		910,249

Personal Products - 0.1%
L’Oreal SA	1,338	145,256

Tobacco - 0.4%
Altria Group, Inc.	17,200	323,532
British American Tobacco PLC	12,295	374,375
Reynolds American, Inc.	7,300	364,708

		1,062,615

		8,872,546

Materials - 2.6%
Chemicals - 0.9%
Air Products & Chemicals, Inc.	10,615	880,302
BASF SE	5,300	320,365
E.I. Du Pont de Nemours & Co.	20,600	712,348
Eastman Chemical Co.	3,800	228,456
Israel Chemicals Ltd.	11,300	145,713
Koninklijke Dsm NV	2,200	108,490
Syngenta AG	858	228,568

		2,624,242

Construction Materials - 0.1%
CRH PLC (Dublin)	7,357	186,892
Fletcher Building Ltd.	7,000	39,559

		226,451

Containers & Packaging - 0.1%
Amcor Ltd.	21,300	115,369
Sonoco Products Co.	5,600	157,808

		273,177

Metals & Mining - 1.5%
Anglo American PLC (e)	4,400	189,483
ArcelorMittal (Euronext Amsterdam)	10,034	393,521
ArcelorMittal (New York)	15,000	589,050
BHP Billiton Ltd.	2,800	105,556
BHP Billiton PLC	11,962	368,046
Freeport-McMoRan Copper & Gold, Inc. (e)	9,750	807,300
MMC Norilsk Nickel (ADR) (e)	3,402	46,777
Rio Tinto PLC	9,263	471,779
Sumitomo Metal Mining Co. Ltd.	9,000	146,815
Usinas Siderurgicas de Minas Gerais SA (preference shares)-Class A	4,700	137,078

Vale SA (Sponsored ADR)-Class B	19,200	550,464
Xstrata PLC (e)	17,530	310,776

		4,116,645

Paper & Forest Products - 0.0%
Svenska Cellulosa AB-Class B	5,300	73,168

		7,313,683

Telecommunication Services - 2.1%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	65,900	1,775,346
Bezeq Israeli Telecommunication Corp. Ltd.	61,500	139,760
BT Group PLC	20,080	46,424
Deutsche Telekom AG	15,100	223,094
France Telecom SA	10,000	260,051
Nippon Telegraph & Telephone Corp.	5,600	241,003
Telecom Corp. of New Zealand Ltd.	35,679	63,536
Telecom Italia SpA (ordinary shares)	135,100	216,665
Telecom Italia SpA (savings shares)	100,500	113,747
Telefonica SA	25,891	744,296
TELUS Corp.-Class A	4,000	121,281
Verizon Communications, Inc.	11,400	358,644

		4,303,847

Wireless Telecommunication Services - 0.5%
Crown Castle International Corp. (e)	5,200	190,788
KDDI Corp.	32	172,757
Softbank Corp.	4,200	100,274
Sprint Nextel Corp. (e)	159,400	591,374
Vodafone Group PLC	213,087	480,708

		1,535,901

		5,839,748

Utilities - 0.8%
Electric Utilities - 0.4%
E.ON AG	7,000	276,939
Edison International	11,700	398,385
Electricite de France	2,500	144,464
Enel SpA	28,800	172,873

		992,661

Independent Power Producers & Energy Traders - 0.1%
RRI Energy, Inc. (e)	35,400	174,168

Multi-Utilities - 0.3%
Centrica PLC	49,854	209,019
CMS Energy Corp.	3,000	42,720
NiSource, Inc.	21,800	310,650
RWE AG	1,150	105,581
TECO Energy, Inc.	8,400	123,900

Xcel Energy, Inc.	6,300	128,016

		919,886

		2,086,715

Total Common Stocks (cost $100,047,889)		125,117,056

RIGHTS - 0.0%
Financials - 0.0%
Diversified Financial Services - 0.0%
Fortis (e) (cost $0)	18,866	0

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 3.4%
Municipal Obligations - 3.2%
California - 1.1%
California Infra & Eco Dev Bk
(Los Angeles Cnty Museum)
0.20%, 9/01/37 (g)	$3,000	3,000,000

Colorado - 0.1%
Colorado Edl & Cultural Facs Auth
(Natl Jewish Fed Bd Prog)
0.23%, 9/01/37 (g)	400	400,000

Florida - 0.9%
Lee Memorial Hlth Sys FL
0.22%, 4/01/33 (g)	2,500	2,500,000

Maryland - 1.1%
Maryland St EDC Econ Dev Rev
(Pharmacopeia, Inc.)
Series 2008B
0.23%, 7/01/38 (g)	3,000	3,000,000

		8,900,000

	Shares
Investment Companies - 0.2%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.10% (h)	501,674	501,674

Total Short-Term Investments (cost $9,401,674)		9,401,674

Total Investments - 99.3% (cost $245,039,485) (i)		274,115,603
Other assets less liabilities - 0.7%		1,862,184

Net Assets - 100.0%		$275,977,787

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$970	2/12/12	SIFMA	*	3.548%	$57,573

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at November 30, 2009	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
TOPIX INDEX	1	December 2009	$100,228	$97,177	$(3,051)

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at November 30, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 2/17/10	2,186	$1,968,930	$1,986,750	$17,820
Australian Dollar settling 2/17/10	2,233	2,011,263	2,029,466	18,203
British Pound settling 2/17/10	141	233,813	231,843	(1,970)
British Pound settling 2/17/10	168	279,964	276,239	(3,725)
British Pound settling 2/17/10	211	353,446	346,943	(6,503)
British Pound settling 2/17/10	106	174,787	174,294	(493)
Euro settling 2/17/10	348	515,447	522,382	6,935
Euro settling 2/17/10	196	291,354	294,215	2,861
Euro settling 2/17/10	601	893,555	902,160	8,605
New Zealand Dollar settling 2/17/10	1,230	881,971	876,189	(5,782)
New Zealand Dollar settling 2/17/10	1,146	821,739	816,352	(5,387)
Norwegian Krone settling 2/17/10	5,572	977,887	978,682	795
Norwegian Krone settling 2/17/10	5,296	929,449	930,205	756

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at November 30, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts: (continued)
Swedish Krona settling 2/17/10	6,394	$916,453	$917,441	$988
Swedish Krona settling 2/17/10	6,568	941,392	942,407	1,015
Sale Contracts:
Australian Dollar settling 2/17/10	102	92,677	92,703	(26)
Australian Dollar settling 2/17/10	68	61,522	61,802	(280)
Australian Dollar settling 2/17/10	64	58,029	58,166	(137)
British Pound settling 2/17/10	285	450,819	468,620	(17,801)
British Pound settling 2/17/10	66	105,326	108,522	(3,196)
British Pound settling 2/17/10	2,336	3,870,378	3,841,033	29,345
British Pound settling 2/17/10	1,319	2,184,544	2,167,981	16,563
Canadian Dollar settling 2/17/10	285	268,033	270,035	(2,002)
Canadian Dollar settling 2/17/10	444	417,568	420,687	(3,119)
Canadian Dollar settling 2/17/10	116	108,789	109,909	(1,120)
Euro settling 2/17/10	54	79,955	81,060	(1,105)
Euro settling 2/17/10	385	572,410	577,922	(5,512)
Euro settling 2/17/10	152	226,764	228,166	(1,402)
Euro settling 2/17/10	429	642,200	643,970	(1,770)
Japanese Yen settling 2/17/10	28,010	308,046	324,166	(16,120)
Japanese Yen settling 2/17/10	3,058	33,812	35,391	(1,579)
Japanese Yen settling 2/17/10	87,918	972,093	1,017,493	(45,400)
Japanese Yen settling 2/17/10	10,228	114,964	118,371	(3,407)
New Zealand Dollar settling 2/17/10	95	68,939	67,674	1,265

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at November 30, 2009	Unrealized Appreciation/ (Depreciation)
Sale Contracts: (continued)
Norwegian Krone settling 2/17/10	350	$61,441	$61,475	$(34)
Swiss Franc settling 2/17/10	1,106	1,089,054	1,101,705	(12,651)
Swiss Franc settling 2/17/10	174	171,334	173,324	(1,990)

(a)	Floating Rate Security. Stated interest rate was in effect at November 30, 2009.
(b)	Illiquid security.
(c)	Security is in default and is non-income producing.
(d)	Variable rate coupon, rate shown as of November 30, 2009.
(e)	Non-income producing security.
(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2009, the market value of this security amounted to $146,463 or 0.1% of net assets.
(g)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(h)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(i)	As of November 30, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $35,465,131 and gross unrealized depreciation of investments was $(6,389,013), resulting in net unrealized appreciation of $29,076,118.
*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

As of November 30, 2009, the Strategy held 54.2% of its total investments in municipal bonds. Of the total investments in municipal bonds, 51.7% is insured (13.1% of this amount represents the Strategy’s holding in prerefunded or escrowed to maturity bonds).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ACA	-	ACA Financial Guaranty Corporation
ADR	-	American Depositary Receipt
AMBAC	-	Ambac Assurance Corporation
CDD	-	Community Development District
COP	-	Certificate of Participation
EDA	-	Economic Development Agency
EDC	-	Economic Development Corporation
ETM	-	Escrowed to Maturity
FDR	-	Fiduciary Depositary Receipt
FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance Inc.
GDR	-	Global Depositary Receipt
GO	-	General Obligation
IDA	-	Industrial Development Authority/Agency
LID	-	Local Improvement District
LP	-	Limited Partnership
MBIA	-	MBIA Insurance Corporation +
MBIA-RE	-	MBIA Reinsuring FGIC ++
PCR	-	Pollution Control Revenue Bond
REIT	-	Real Estate Investment Trust
SD	-	School District
SSA	-	Special Services Area
XLCA	-	XL Capital Assurance Inc.

+	MBIA – Bonds insured by MBIA which for U.S. public finance was subsequently restructured and renamed National Public Finance Guarantee Corporation.
++	MBIA-RE – Bonds insured by FGIC and subsequently reinsured by MBIA which for U.S. public finance was subsequently restructured and renamed National Public Finance Guarantee Corporation.

AllianceBernstein Wealth Strategies

Tax-Managed Balanced Wealth Strategy

November 30, 2009 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirements also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2009:

Investments in Securities	Level 1	Level 2		Level 3	Total
Assets:
Municipal Obligations	$—	$139,596,873		$—	$139,596,873
Common Stocks
Financials	17,158,603	9,197,621		—	26,356,224
Information Technology	17,581,336	2,363,547		—	19,944,883
Energy	12,234,287	3,127,466		92,309	15,454,062
Consumer Discretionary	10,707,794	3,072,196		—	13,779,990
Health Care	10,001,546	3,215,630		—	13,217,176
Industrials	8,474,290	3,777,739		—	12,252,029
Consumer Staples	5,931,090	2,941,456		—	8,872,546
Materials	3,925,728	3,387,955		—	7,313,683
Telecommunication Services	3,037,433	2,802,315		—	5,839,748
Utilities	1,177,839	908,876		—	2,086,715
Rights	—	—		—	—
Short-Term Investments
Municipal Obligations	—	8,900,000		—	8,900,000
Investment Companies	501,674	—		—	501,674

Total Investments in Securities	90,731,620	183,291,674	+	92,309	274,115,603
Other Financial Instruments*:
Assets	—	162,724		—	162,724
Liabilities	(3,051)	(142,511)		—	(145,562)

Total	$90,728,569	$183,311,887		$92,309	$274,132,765

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Strategy values its securities which may materially affect the value of securities trading in such markets. To account for this, the Strategy may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Strategy’s investments are categorized as Level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Energy	Other Financial Instruments	Total
Balance as of 8/31/09	$167,163	$53,282	$220,445
Accrued discounts /premiums	—	—	—
Realized gain (loss)	27,861	—	27,861
Change in unrealized appreciation/depreciation	(33,840)	—	(33,840)
Net purchases (sales)	(68,875)	—	(68,875)
Net transfers in and/or out of Level 3	—	(53,282)	(53,282)

Balance as of 11/30/09	$92,309	$—	$92,309

Net change in unrealized appreciation/depreciation from Investments held as of 11/30/09	$(33,840)	$—	$(33,840)

AllianceBernstein Wealth Strategies

Tax-Managed Wealth Preservation Strategy

Portfolio of Investments

November 30, 2009 (unaudited)

Company	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 67.2%
Alabama - 5.7%
Alabama Pub Sch & Clg Auth
Series 2009 A
5.00%, 5/01/12 $	$1,065	$1,153,459
Alabama Pub Sch & Clg Auth MBIA-RE
5.00%, 12/01/21	400	418,236
Jefferson Cnty AL Lt Sch Wts
5.00%, 1/01/10	1,000	991,370
Jefferson Cnty AL Swr FGIC
5.00%, 2/01/38 (Prerefunded/ETM)	1,000	1,093,150
5.125%, 2/01/42 (Prerefunded/ETM)	1,260	1,381,464
5.25%, 2/01/24 (Prerefunded/ETM)	1,000	1,099,650
Series 02
5.00%, 2/01/41 (Prerefunded/ETM)	1,000	1,082,220

		7,219,549

Arizona - 1.5%
Arizona Hlth Fac Auth
(Phoenix Childrens Hospital)
1.27%, 2/01/42 (a)	235	206,708
Arizona Trans Brd Fed Hwy GAN
(Arizona Trans Brd Fed Hwy Grant) AMBAC
Series 2004B
5.00%, 7/01/15	565	624,438
Salt River Proj Agric Imp & Pwr Dist AZ
Series 2002C
5.00%, 1/01/12	1,000	1,085,720

		1,916,866

California - 1.7%
California Statewide CDA
(California GO)
Series 2009
5.00%, 6/15/13	735	773,830
San Diego CA Pub Fac Fin Auth
(San Diego CA Swr)
Series 2009B
4.00%, 5/15/11	350	363,941
San Diego Cnty CA Wtr Auth MBIA
Series 1991B
6.30%, 4/21/11 (a)	1,000	1,022,370

		2,160,141

Colorado - 0.9%
Adonea Met Dist #2 Co.
4.375%, 12/01/15	530	503,405
Denver City & Cnty Co. Exc Tax FSA
Series A
5.00%, 9/01/10	580	600,166

		1,103,571

Delaware - 1.5%
Delaware Trnsp Auth MBIA
Series 2003
5.00%, 7/01/12	1,690	1,865,692

District Of Columbia - 0.9%
District of Columbia GO MBIA
Series 2003A
5.50%, 6/01/13	600	672,480
Metro Washington Arpt Auth VA AMBAC
Series A
5.00%, 10/01/10	515	533,282

		1,205,762

Florida - 6.4%
Citizens Ppty Ins Corp. FL MBIA
Series 2007A
5.00%, 3/01/11	535	554,950
Dade Cnty FL SD GO MBIA
Series 94
5.00%, 8/01/12	1,000	1,078,960
Florida Brd of Ed GO
(Florida GO) MBIA-RE
Series 2005A
5.00%, 6/01/15	1,795	2,059,780
Florida Dept Envrn Protn FL Forever
(Florida Documentary Stamp Tax)
Series 2008B
5.25%, 7/01/16 - 7/01/17	910	1,016,110
Florida Hurricane Catastr Fd Fin Corp.
Series 2008A
5.00%, 7/01/14	455	495,472
Florida Hurricane Catastr Fd Fin
Corp. MBIA
5.00%, 7/01/11	535	559,626
Palm Beach Cnty FL Sch Brd COP FGIC
Series B
5.00%, 8/01/25 (b)	1,200	1,247,280
South Miami FL Hlth Fac Auth
(Baptist Health So FL Grp)
5.00%, 8/15/10	1,080	1,113,286

		8,125,464

Georgia - 6.4%
Atlanta GA GO
Series 2009A
4.00%, 7/01/11	1,415	1,465,657

Burke Cnty GA Dev Auth
(Oglethorpe Power Corp.) AMBAC
Series 2006C-1
4.625%, 1/01/37 (b)	1,390	1,405,596
Fulton & DE Kalb Cnty GA Hosp FSA
5.00%, 1/01/13	1,500	1,651,125
Fulton Cnty GA Dev Auth
(Robert W. Woodruff Arts Ctr)
Series 2009 B
5.25%, 3/15/24	1,075	1,133,888
George l Smith II GA Wrld Cngrss Ctr
Au MBIA
Series 2000
6.00%, 7/01/10	700	715,708
Georgia Mun Elec Auth
Series 2008A
5.25%, 1/01/17	430	485,423
Georgia Road & Tollway Auth
(Georgia Fed Highway Grant)
Series 2009A
5.00%, 6/01/18	700	814,555
Main Street Nat Gas, Inc.
(JP Morgan Chase)
Series A
5.00%, 3/15/17	385	399,480

		8,071,432

Illinois - 1.8%
Illinois GO AMBAC
Series B
5.00%, 3/01/14	1,000	1,126,240
Illinois GO FSA
5.00%, 6/01/13	1,060	1,181,243

		2,307,483

Indiana - 0.2%
Indiana Bond Bank Gas
(JP Morgan Chase)
Series 2007A
5.25%, 10/15/20	150	153,231
Jasper Cnty IN PCR
(No. Indiana Pub Serv Company) MBIA
5.60%, 11/01/16	75	80,959

		234,190

Iowa - 0.3%
Tobacco Settlement Auth IA
5.60%, 6/01/35 (Prerefunded/ETM)	375	404,276

Kansas - 0.1%
Wyandotte Cnty/Kansas City KS Uni Govt
(Wyandotte Cnty/Kansas City KS Sales Tax)
Series B
4.75%, 12/01/16	145	146,897

Louisiana - 1.0%
Morehouse Parish LA PCR
(International Paper Company)
Series A
5.25%, 11/15/13	265	274,927
New Orleans LA GO MBIA
5.25%, 12/01/20	450	457,160
New Orleans LA GO RADIAN
5.00%, 12/01/10	560	567,862

		1,299,949

Massachusetts - 1.9%
Massachusetts Dev Fin Agy
(Semass Partnership) MBIA
Series A
5.50%, 1/01/11	1,000	1,019,670
Massachusetts Hlth & Ed Facs Auth
(Caregroup, Inc.)
Series 2008
5.00%, 7/01/10 - 7/01/16	1,340	1,364,634

		2,384,304

Michigan - 2.1%
Detroit MI Swr Disp FSA
0.794%, 7/01/32 (a)	410	313,564
Michigan Mun Bond Auth
(Michigan Mun Bond Loc Gov Prog)
Series 2009 C
5.00%, 5/01/11	770	809,701
Michigan Trunk Line Spl Tax FSA
Series 05B
5.00%, 9/01/11	1,440	1,525,147

		2,648,412

Minnesota - 0.2%
St. Louis Park MN Hlth Care Facs
(Nicollet Health)
Series 2008C
5.50%, 7/01/10	215	219,248

Missouri - 1.2%
Kansas City MO Wtr
4.00%, 12/01/10	710	732,386
St. Louis MO Mun Fin Corp.
(St. Louis Lease Convention Ctr) AMBAC
5.25%, 7/15/10	780	788,510

		1,520,896

Nevada - 1.1%
Clark Cnty NV SD GO FSA
Series C
5.00%, 6/15/19	750	821,378
Nevada GO
Series 2008C
5.00%, 6/01/15	565	638,642

		1,460,020

New Jersey - 2.0%
New Jersey EDA
(New Jersey Cigarette Tax) FGIC
Series 4
5.00%, 6/15/11	400	406,780
New Jersey EDA
(New Jersey Cigarette Tax) FSA
5.00%, 6/15/10	400	409,924
New Jersey EDA
(New Jersey Trnst Pj Lease)
Series 2008A
5.00%, 5/01/17	420	465,133
New Jersey Trnsp Trust Fd Auth
(New Jersey Trnsp Trust Fund) MBIA
Series A
5.25%, 12/15/12	1,100	1,218,756

		2,500,593

New York - 9.0%
New York NY GO
Series 04G
5.00%, 8/01/12	685	748,239
Series C
5.25%, 8/01/17	160	182,472
Series E
5.00%, 8/01/15	720	809,589
New York NY Trnsl Fin Auth
Series B
5.25%, 2/01/29	2,080	2,179,029
New York St Dormitory Auth
(New York St Lease CUNY)
Series 2008B
5.00%, 7/01/16	280	314,264
New York St Dormitory Auth
(New York St Lease Svc Contract)
Series 2009 A
5.00%, 7/01/18	1,000	1,118,940
New York St Dormitory Auth
(New York St Pers Income Tax)
Series 2009 D
5.00%, 6/15/12	1,365	1,500,886
New York St HFA MFHR
(New York St HFA)
Series B
4.05%, 11/01/10	425	425,931
New York St Thruway Au Ded Tax
Series 2008B
5.00%, 4/01/16	550	630,685
New York St Thruway Auth
(New York St Pers Income Tax)
Series 2008A
5.00%, 3/15/18	540	619,947

New York St Thruway Auth
(New York St Thruway Au Ded Tax) FSA
Series 5B
5.00%, 4/01/14	1,900	2,153,707
Tobacco Settlement Fin Corp. NY
(New York St Lease Tobacco Asset Sec)
5.25%, 6/01/13	235	235,049
Series 2008
5.00%, 6/01/11	490	519,606

		11,438,344

North Carolina - 1.9%
North Carolina Eastern Mun Pwr Agy
5.375%, 1/01/17	225	238,363
Series A
5.50%, 1/01/11	515	535,636
Series C
5.30%, 1/01/15	800	855,392
North Carolina Mun Pwr Agy #1
Series A
5.50%, 1/01/13	435	481,871
North Carolina Mun Pwr Agy #1 ACA
5.50%, 1/01/10	300	301,107

		2,412,369

Ohio - 2.2%
Cleveland OH Arpt Sys
Series 2009C
5.00%, 1/01/12	515	541,970
Cleveland OH Mun SD GO FSA
5.25%, 12/01/19	585	633,052
Ohio Turnpike Comm
(Ohio Turnpike) FSA
Series 2001B
5.50%, 2/15/12	1,355	1,478,007
Ohio Wtr Dev Auth
(Cleveland Electric Illum)
Series 2008C
7.25%, 11/01/32 (b)	140	154,405

		2,807,434

Oregon - 1.6%
Tri-County Met Trnsp Dist OR MBIA
5.00%, 5/01/12	1,890	2,044,167

Pennsylvania - 3.9%
Allegheny Cnty PA Hosp Dev Auth
(UPMC Health Sys)
Series 2008A
5.00%, 9/01/11	1,055	1,114,565
Bucks Cnty PA IDA
(Waste Management, Inc.)
3.90%, 12/01/22 (b)	560	560,582

Pennsylvania GO MBIA
Series 1
5.00%, 2/01/15	1,200	1,371,921
Pennsylvania Turnpike Comm
Series 2009 B
5.00%, 6/01/21	715	759,981
Philadelphia PA Parking Auth
(Philadelphia Airport Parking)
Series 2009
5.125%, 9/01/22 (c)	800	831,104
Pittsburgh PA GO
5.00%, 9/01/14	285	311,471

		4,949,624

Puerto Rico - 2.1%
Puerto Rico GO
5.00%, 7/01/11	515	534,786
5.25%, 7/01/12	700	735,392
Puerto Rico HFA MFHR
(Puerto Rico Govt Dev Bank)
Series 2008
4.75%, 10/01/11	230	230,030
Puerto Rico Sales Tax Fin Corp.
Series 2009A
5.00%, 8/01/39 (b)	550	569,393
5.50%, 8/01/23	605	630,737

		2,700,338

Rhode Island - 0.5%
Rhode Island EDC
(Rhode Island Dept of Trnsp)
Series 2009A
5.25%, 6/15/18	600	680,184

Texas - 4.6%
Austin TX Utils Sys FSA
5.00%, 11/15/13	555	626,945
Dallas Fort Worth TX Intl Arpt
Series 2009A
5.00%, 11/01/15	1,010	1,131,422
North Texas Tollway Auth TX
(North Texas Tollway)
Series 2008H-1
5.00%, 1/01/43 (b)	225	232,207
SA Energy Acq Pub Fac Corp. Gas
(Goldman Sachs Group, Inc.)
Series 2007
5.50%, 8/01/22	460	468,372
San Antonio TX Wtr MBIA-RE
5.50%, 5/15/16	1,540	1,824,684
Texas A & M Univ
Series 2009 D
5.00%, 5/15/12	1,400	1,538,418

		5,822,048

Virginia - 0.2%
Fairfax Cnty VA EDA
(Fairfax Cnty VA EDA Res Rec) AMBAC
Series 1998
6.10%, 2/01/11	280	290,472

Washington - 2.4%
Energy Northwest WA
(Bonneville Power Admin)
Series 2008D
5.00%, 7/01/11	2,055	2,197,781
Energy Northwest WA
(Bonneville Power Admin) FSA
Series 2001A
5.50%, 7/01/12	145	156,519
Washington St GO
Series 2009A
5.00%, 7/01/15	570	659,496

		3,013,796

Wisconsin - 1.9%
Badger Tob Asset Sec Corp. WI
6.375%, 6/01/32 (Prerefunded/ETM)	1,660	1,877,078
Wisconsin GO MBIA
Series A
5.00%, 5/01/13	535	600,832

		2,477,910

Total Municipal Obligations (cost $82,838,677)		85,431,431

	Shares
COMMON STOCKS - 29.8%
Financials - 6.2%
Capital Markets - 1.8%
Ameriprise Financial, Inc.	3,300	125,796
The Blackstone Group LP	16,800	232,512
Credit Suisse Group AG	3,004	156,621
Deutsche Bank AG	1,200	86,992
Franklin Resources, Inc.	2,070	223,622
The Goldman Sachs Group, Inc.	6,190	1,050,196
Julius Baer Group Ltd.	2,291	75,610
Macquarie Group Ltd.	3,453	151,731
Man Group PLC	12,586	66,333
Morgan Stanley	5,600	176,848

		2,346,261

Commercial Banks - 1.8%
Australia & New Zealand Banking Group Ltd.	3,126	63,365
Banco do Brasil SA	4,000	70,407
Banco Santander Central Hispano SA	16,867	290,356
Barclays PLC	11,300	55,223
BB&T Corp.	4,300	107,070
BNP Paribas SA	2,169	180,054

Credit Agricole SA	3,217	66,879
Danske Bank A/S (d)	1,200	25,960
Hana Financial Group, Inc.	1,100	31,676
HSBC Holdings PLC	8,380	98,160
Industrial & Commercial Bank of China Ltd.-Class H	87,000	73,467
KB Financial Group, Inc. (d)	1,339	67,024
National Australia Bank Ltd.	3,400	89,097
National Bank of Canada	600	35,918
Regions Financial Corp.	7,800	45,708
Societe Generale-Class A	1,650	116,694
Standard Bank Group Ltd.	1,400	18,156
Standard Chartered PLC	7,711	189,015
Sumitomo Mitsui Financial Group, Inc.	1,500	49,036
Turkiye Garanti Bankasi AS	6,100	20,343
U.S. Bancorp	8,800	212,344
UniCredito Italiano SpA (d)	23,200	79,739
United Overseas Bank Ltd.	4,000	54,522
Wells Fargo & Co.	11,200	314,048

		2,354,261

Consumer Finance - 0.1%
Capital One Financial Corp.	2,600	99,736
ORIX Corp.	230	15,856

		115,592

Diversified Financial Services - 1.4%
Bank of America Corp.	20,400	323,340
Citigroup, Inc.	22,600	92,886
CME Group, Inc.-Class A	665	218,273
Hong Kong Exchanges and Clearing Ltd.	4,100	72,976
JP Morgan Chase & Co.	24,325	1,033,569

		1,741,044

Insurance - 0.8%
ACE Ltd.	550	26,790
Allianz SE	900	110,989
Allstate Corp.	3,200	90,912
Aviva PLC	3,972	24,373
Chubb Corp.	1,000	50,140
Lincoln National Corp.	4,000	91,640
MetLife, Inc.	4,100	140,179
Muenchener Rueckversicherungs AG (MunichRe)	375	58,837
Old Mutual PLC (d)	13,700	25,670
PartnerRe Ltd.	600	46,224
Principal Financial Group, Inc.	3,525	89,500
QBE Insurance Group Ltd.	1,488	30,268
The Travelers Co., Inc.	2,800	146,692
Unum Group	2,200	41,888
XL Capital Ltd.-Class A	4,700	86,057

		1,060,159

Real Estate Investment Trusts (REITs) - 0.1%
Klepierre	700	28,083
Unibail-Rodamco	200	45,137

		73,220

Real Estate Management & Development - 0.2%
China Overseas Land & Investment Ltd.	12,000	25,767
Lend Lease Corp. Ltd.	2,300	19,016
Mitsui Fudosan Co. Ltd.	4,000	68,207
New World Development Co. Ltd.	14,000	28,802
Sumitomo Realty & Development	2,000	34,319
Sun Hung Kai Properties Ltd.	4,000	59,050

		235,161

		7,925,698

Information Technology - 4.7%
Communications Equipment - 0.8%
Cisco Systems, Inc. (d)	11,450	267,930
Motorola, Inc.	16,400	131,364
Nokia OYJ	5,900	78,174
QUALCOMM, Inc.	10,950	492,750
Research In Motion Ltd. (d)	393	22,751
Telefonaktiebolaget LM Ericsson-Class B	3,000	29,132

		1,022,101

Computers & Peripherals - 1.5%
Apple, Inc. (d)	4,410	881,603
Compal Electronics, Inc. (GDR) (e)	6,552	43,471
Dell, Inc. (d)	7,900	111,548
EMC Corp. (d)	13,475	226,784
Hewlett-Packard Co.	9,475	464,844
Toshiba Corp. (d)	21,000	110,676
Western Digital Corp. (d)	1,300	47,892

		1,886,818

Electronic Equipment, Instruments & Components - 0.4%
AU Optronics Corp.	58,710	60,598
Corning, Inc.	10,400	173,472
Kyocera Corp.	400	31,709
Nippon Electric Glass Co. Ltd.	5,000	59,405
Tyco Electronics Ltd.	5,900	136,939

		462,123

Internet Software & Services - 0.8%
Google, Inc.-Class A (d)	1,580	921,140
Tencent Holdings Ltd.	3,800	70,233

		991,373

IT Services - 0.1%
Visa, Inc.-Class A	1,490	120,690

Semiconductors & Semiconductor Equipment - 0.7%
ASML Holding NV	2,956	91,207
Broadcom Corp.-Class A (d)	3,000	87,600
Intel Corp.	26,225	503,520

KLA-Tencor Corp.	4,250	132,770
Lam Research Corp. (d)	1,000	33,990
Samsung Electronics Co. Ltd.	110	68,013
Taiwan Semiconductor Manufacturing Co. Ltd.	17,084	32,410

		949,510

Software - 0.4%
Microsoft Corp.	10,600	311,746
SAP AG	1,096	52,345
Symantec Corp. (d)	9,000	159,750

		523,841

		5,956,456

Energy - 3.8%
Energy Equipment & Services - 1.0%
Cameron International Corp. (d)	4,725	178,605
ENSCO International, Inc.	2,200	96,800
National Oilwell Varco, Inc.	2,000	86,040
Rowan Cos, Inc. (d)	2,000	49,380
Saipem SpA	3,710	119,725
Schlumberger Ltd.	8,780	560,954
Tenaris SA	4,580	90,740

		1,182,244

Oil, Gas & Consumable Fuels - 2.8%
Apache Corp.	700	66,696
BG Group PLC	8,219	149,418
BP PLC	11,500	109,194
Chevron Corp.	3,550	277,042
China Coal Energy Co.-Class H	18,000	30,433
China Petroleum & Chemical Corp.-Class H	14,000	11,682
Cimarex Energy Co.	2,400	112,416
ConocoPhillips	7,500	388,275
Devon Energy Corp.	3,100	208,785
ENI SpA	2,800	69,461
EOG Resources, Inc.	2,300	198,927
Exxon Mobil Corp.	6,300	472,941
KazMunaiGas Exploration Production (GDR)	950	22,895
LUKOIL (OTC US) (Sponsored ADR)	1,070	62,167
Nexen, Inc.	2,007	47,218
Occidental Petroleum Corp.	5,810	469,390
Penn West Energy Trust	1,000	17,529
PetroChina Co. Ltd.-Class H	26,000	32,404
Petroleo Brasileiro SA (Sponsored ADR)	1,915	98,201
PTT PCL	2,200	14,823
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	5,943	177,263
StatoilHydro ASA	3,200	78,817
Suncor Energy, Inc. (New York)	3,700	133,977
Suncor Energy, Inc. (Toronto)	4,865	174,705
Tullow Oil PLC	1,400	28,515
Valero Energy Corp.	8,700	138,243

		3,591,417

		4,773,661

Consumer Discretionary - 3.4%
Auto Components - 0.2%
Johnson Controls, Inc.	6,180	167,169
TRW Automotive Holdings Corp. (d)	2,100	45,696

		212,865

Automobiles - 0.3%
Bayerische Motoren Werke AG	2,600	122,543
Ford Motor Co. (d)	10,500	93,345
Honda Motor Co. Ltd.	1,700	52,666
Isuzu Motors Ltd. (d)	8,000	13,692
Nissan Motor Co. Ltd. (d)	10,600	76,359
Renault SA (d)	600	29,128
Volkswagen AG	337	28,603

		416,336

Distributors - 0.0%
Genuine Parts Co.	550	19,707
Li & Fung Ltd.	8,000	32,126

		51,833

Hotels, Restaurants & Leisure - 0.2%
Carnival Corp. (d)	1,600	51,248
Carnival PLC (d)	3,140	105,598
Hyatt Hotels Corp. (d)	1,475	42,406
TABCORP Holdings Ltd.	4,400	28,928
Thomas Cook Group PLC	6,300	22,050
TUI Travel PLC	6,300	25,548

		275,778

Household Durables - 0.4%
Black & Decker Corp.	1,400	84,966
DR Horton, Inc.	4,300	44,204
Electrolux AB Series B (d)	1,100	27,011
NVR, Inc. (d)	155	104,338
Pulte Homes, Inc.	6,600	60,324
Sharp Corp.	4,000	45,545
Sony Corp.	1,000	26,721
Whirlpool Corp.	1,700	126,072

		519,181

Internet & Catalog Retail - 0.0%
Amazon.Com, Inc. (d)	275	37,375

Leisure Equipment & Products - 0.0%
Namco Bandai Holdings, Inc.	1,500	14,962

Media - 1.0%
British Sky Broadcasting Group PLC	4,121	36,023
CBS Corp.-Class B	12,500	160,125
Comcast Corp.-Class A	2,300	33,741
Lagardere SCA	900	38,423
News Corp.-Class A	22,700	260,142
SES SA (FDR)	3,342	71,050
Time Warner Cable, Inc.-Class A	5,060	211,963
Time Warner, Inc.	8,000	245,760
Viacom, Inc.-Class B (d)	2,600	77,064
Vivendi	1,290	37,196

The Walt Disney Co.	1,400	42,308
WPP PLC	5,900	55,367

		1,269,162

Multiline Retail - 0.6%
JC Penney Co., Inc.	900	25,866
Kohl’s Corp. (d)	6,265	332,922
Macy’s, Inc.	5,300	86,443
Next PLC	1,455	47,452
Target Corp.	5,125	238,620

		731,303

Specialty Retail - 0.6%
Foot Locker, Inc.	2,800	26,572
Home Depot, Inc.	4,600	125,856
Kingfisher PLC	13,788	53,972
Limited Brands, Inc.	7,400	122,766
Lowe’s Cos, Inc.	13,700	298,797
Office Depot, Inc. (d)	12,000	73,680

		701,643

Textiles, Apparel & Luxury Goods - 0.1%
Jones Apparel Group, Inc.	5,400	91,530

		4,321,968

Health Care - 3.1%
Biotechnology - 0.6%
Celgene Corp. (d)	3,450	191,303
Gilead Sciences, Inc. (d)	10,950	504,247
Vertex Pharmaceuticals, Inc. (d)	1,650	64,053

		759,603

Health Care Equipment & Supplies - 0.5%
Alcon, Inc.	3,450	510,186
Boston Scientific Corp. (d)	3,900	32,643
Covidien PLC	1,300	60,866

		603,695

Health Care Providers & Services - 0.2%
Aetna, Inc.	4,900	142,639
Celesio AG	400	10,542
Medco Health Solutions, Inc. (d)	1,050	66,318

		219,499

Pharmaceuticals - 1.8%
AstraZeneca PLC	2,137	95,807
Bayer AG	2,506	191,965
GlaxoSmithKline PLC	5,200	107,661
Merck & Co., Inc.	11,374	411,852
Novartis AG	2,000	111,119
Novo Nordisk A/S-Class B	1,265	84,361
Pfizer, Inc.	28,568	519,081
Roche Holding AG	906	148,034
Sanofi-Aventis	3,226	244,002
Teva Pharmaceutical Industries Ltd.
(Sponsored ADR)	7,725	407,803

		2,321,685

		3,904,482

Industrials - 3.0%
Aerospace & Defense - 0.4%
BAE Systems PLC	11,590	62,680
Bombardier, Inc.-Class B	5,900	25,044
Northrop Grumman Corp.	2,700	147,960
Raytheon Co.	1,800	92,754
Rolls-Royce Group PLC	7,100	55,478
Rolls-Royce Group PLC (C-shares) (d)	150,000	247
United Technologies Corp.	1,400	94,136

		478,299

Air Freight & Logistics - 0.2%
Deutsche Post AG	2,150	40,254
FedEx Corp.	1,400	118,230
United Parcel Service, Inc.-Class B	900	51,723

		210,207

Airlines - 0.0%
Qantas Airways Ltd.	14,684	34,924

Building Products - 0.1%
Cie de Saint-Gobain	1,100	59,844
Masco Corp.	6,600	89,628

		149,472

Construction & Engineering - 0.0%
Quanta Services, Inc. (d)	3,900	73,125

Electrical Equipment - 0.5%
ABB Ltd.	2,893	53,122
Cooper Industries Ltd.-Class A	8,625	368,201
Furukawa Electric Co. Ltd.	3,000	11,062
Gamesa Corp. Tecnologica SA	2,273	43,510
Vestas Wind Systems A/S (d)	938	65,855
Vestas Wind Systems A/S (ADR) (d)	3,525	82,485

		624,235

Industrial Conglomerates - 0.5%
Bidvest Group Ltd.	1,717	27,815
General Electric Co.	23,500	376,470
Siemens AG	1,221	119,751
Textron, Inc.	4,200	84,210

		608,246

Machinery - 0.9%
Atlas Copco AB-Class A	3,559	50,620
Caterpillar, Inc.	3,900	227,721
Crane Co.	1,600	44,720
Danaher Corp.	3,600	255,312
Illinois Tool Works, Inc.	7,800	379,392
Ingersoll-Rand PLC	2,375	84,004
MAN SE	244	19,982
NGK Insulators Ltd.	2,000	43,710
SPX Corp.	800	42,632
Terex Corp. (d)	1,300	24,479

		1,172,572

Professional Services - 0.1%
Adecco SA	700	34,962
Randstad Holding NV (d)	1,200	52,469

		87,431

Road & Rail - 0.1%
East Japan Railway Co.	700	49,208
Hertz Global Holdings, Inc. (d)	5,300	51,940

		101,148

Trading Companies & Distributors - 0.2%
Mitsubishi Corp.	4,000	89,715
Mitsui & Co. Ltd.	7,700	101,404
Travis Perkins PLC (d)	1,400	17,498
Wolseley PLC (d)	2,800	53,628

		262,245

		3,801,904

Consumer Staples - 2.1%
Beverages - 0.4%
Anheuser-Busch InBev NV	2,470	123,325
Anheuser-Busch InBev NV (ADR) (d)	1,600	80,464
Asahi Breweries Ltd.	1,000	17,721
Coca-Cola Enterprises, Inc.	3,600	70,740
Constellation Brands, Inc.-Class A (d)	2,300	39,353
Pepsico, Inc.	3,735	232,392

		563,995

Food & Staples Retailing - 0.6%
Aeon Co. Ltd.	3,800	30,460
Casino Guichard Perrachon SA	200	17,170
Costco Wholesale Corp.	4,890	292,960
Koninklijke Ahold NV	4,780	64,341
Metro AG	900	56,551
Supervalu, Inc.	4,700	65,001
Tesco PLC	18,836	131,159
Wal-Mart Stores, Inc.	1,500	81,825

		739,467

Food Products - 0.6%
Archer-Daniels-Midland Co.	4,400	135,564
Associated British Foods PLC	1,800	23,852
Bunge Ltd.	2,400	148,560
Dean Foods Co. (d)	1,800	28,620
Kraft Foods, Inc.-Class A	4,900	130,242
Nestle SA	2,867	135,550
Smithfield Foods, Inc. (d)	3,000	46,440
Tyson Foods, Inc.-Class A	2,500	30,050
Unilever NV	1,954	59,784
Unilever PLC	1,186	34,886

		773,548

Household Products - 0.2%
Kimberly-Clark Corp.	800	52,776
Procter & Gamble Co.	3,000	187,050
Reckitt Benckiser Group PLC	576	29,399

		269,225

Personal Products - 0.0%
L’Oreal SA	446	48,419

Tobacco - 0.3%
Altria Group, Inc.	6,000	112,860
British American Tobacco PLC	3,764	114,611
Reynolds American, Inc.	1,900	94,924

		322,395

		2,717,049

Materials - 1.7%
Chemicals - 0.6%
Air Products & Chemicals, Inc.	2,910	241,326
BASF SE	1,600	96,714
E.I. Du Pont de Nemours & Co.	6,500	224,770
Eastman Chemical Co.	800	48,096
Israel Chemicals Ltd.	3,400	43,843
Koninklijke Dsm NV	500	24,657
Syngenta AG	270	71,927

		751,333

Construction Materials - 0.0%
CRH PLC (Dublin)	2,005	50,933

Metals & Mining - 1.1%
AK Steel Holding Corp.	3,600	72,000
Anglo American PLC (d)	1,350	58,137
ArcelorMittal (Euronext Amsterdam)	2,996	117,499
ArcelorMittal (New York)	4,575	179,660
BHP Billiton PLC	3,662	112,672
Freeport-McMoRan Copper & Gold, Inc. (d)	2,865	237,222
MMC Norilsk Nickel (ADR) (d)	1,950	26,813
Rio Tinto PLC	2,830	144,136
Sumitomo Metal Mining Co. Ltd.	3,000	48,939
Vale SA (Sponsored ADR)-Class B	6,140	176,034
Xstrata PLC (d)	9,390	166,468

		1,339,580

Paper & Forest Products - 0.0%
Svenska Cellulosa AB-Class B	1,300	17,947

		2,159,793

Telecommunication Services - 1.4%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.	19,500	525,330
Bezeq Israeli Telecommunication Corp. Ltd.	19,600	44,542
BT Group PLC	7,620	17,617
Deutsche Telekom AG	5,600	82,737
France Telecom SA	3,000	78,015
Nippon Telegraph & Telephone Corp.	1,600	68,858
Telecom Corp. of New Zealand Ltd.	9,000	16,027
Telecom Italia SpA (ordinary shares)	36,500	58,536
Telecom Italia SpA (savings shares)	28,200	31,917
Telefonica SA	7,472	214,800
TELUS Corp.-Class A	800	24,256
Verizon Communications, Inc.	3,700	116,402

		1,279,037

Wireless Telecommunication Services - 0.4%
Crown Castle International Corp. (d)	2,700	99,063
KDDI Corp.	4	21,595
Softbank Corp.	1,300	31,037
Sprint Nextel Corp. (d)	52,500	194,775
Vodafone Group PLC	68,725	155,038

		501,508

		1,780,545

Utilities - 0.4%
Electric Utilities - 0.2%
E.ON AG	2,200	87,038
Electricite de France	900	52,007
Enel SpA	9,100	54,623
The Tokyo Electric Power Co., Inc.	800	21,542

		215,210

Independent Power Producers & Energy Traders - 0.0%
RRI Energy, Inc. (d)	10,600	52,152

Multi-Utilities - 0.2%
Centrica PLC	10,446	43,796
CMS Energy Corp.	1,700	24,208
NiSource, Inc.	6,300	89,775
RWE AG	310	28,461
Xcel Energy, Inc.	2,800	56,896

		243,136

		510,498

Total Common Stocks (cost $30,665,203)		37,852,054

RIGHTS - 0.0%
Financials - 0.0%
Diversified Financial Services - 0.0%
Fortis (d) (cost $0)	2,900	0

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 3.1%
Municipal Obligations - 2.1%
Colorado - 0.5%
Colorado Ed Cul Fac Auth
(Natl Jewish Fed Bd Prog)
0.24%, 2/01/38 (f) $	$600	600,000

Florida - 0.4%
Jacksonville FL Hlth Facs Auth
(Baptist Medical Center)
0.19%, 8/15/33 (f)	400	400,000
Orange Cnty FL Ed Fac Auth
(Rollins College)
0.19%, 5/01/31 (f)	100	100,000

		500,000

Illinois - 0.5%
Quincy IL Hosp
(Blessing Hospital)
0.20%, 11/15/29 (f)	700	700,000

Mississippi - 0.4%
Jackson Cnty MS PCR
(Chevron Corporation)
0.18%, 6/01/23 (f)	500	500,000

Wisconsin - 0.3%
Univ of Wisconsin Hosp & Clinic Auth
Series 2008B
0.19%, 4/01/34 (f)	400	400,000

		2,700,000

	Shares
Investment Companies - 1.0%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.10% (g)	1,213,952	1,213,952

Total Short-Term Investments (cost $3,913,952)		3,913,952

Total Investments - 100.1% (cost $117,417,832) (h)		127,197,437
Other assets less liabilities - (0.1)%		(132,586)

Net Assets - 100.0%		$127,064,851

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Barclays Bank	$5,000	7/29/13	1.830%	CPI#	$(188,631)
Barclays Bank	3,000	8/11/15	2.030%	CPI#	(89,491)
Morgan Stanley	1,500	10/31/18	1.850%	CPI#	18,924

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at November 30, 2009	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
EURO STOXX 50	1	December 2009	$44,283	$42,044	$(2,239)

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at November 30, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 2/17/10	608	$547,175	$552,127	$4,952
Australian Dollar settling 2/17/10	573	516,101	520,772	4,671
British Pound settling 2/17/10	45	74,990	73,992	(998)
British Pound settling 2/17/10	16	26,802	26,309	(493)
Euro settling 2/17/10	61	89,985	91,567	1,582
Euro settling 2/17/10	29	43,257	43,532	275
Euro settling 2/17/10	57	84,730	85,562	832
Euro settling 2/17/10	65	96,640	97,571	931
Japanese Yen settling 2/17/10	6,681	74,304	77,320	3,016
New Zealand Dollar settling 2/17/10	374	268,177	266,419	(1,758)
New Zealand Dollar settling 2/17/10	297	212,964	211,568	(1,396)
Norwegian Krone settling 2/17/10	1,611	282,731	282,961	230
Norwegian Krone settling 2/17/10	1,507	264,479	264,694	215
Swedish Krona settling 2/17/10	1,893	271,324	271,617	293
Swedish Krona settling 2/17/10	1,540	220,728	220,966	238
Sale Contracts:
British Pound settling 2/17/10	47	74,602	77,281	(2,679)
British Pound settling 2/17/10	36	58,418	59,194	(776)
British Pound settling 2/17/10	556	921,203	914,219	6,984
British Pound settling 2/17/10	364	602,593	598,024	4,569
Canadian Dollar settling 2/17/10	104	97,809	98,540	(731)
Canadian Dollar settling 2/17/10	80	75,237	75,799	(562)
Canadian Dollar settling 2/17/10	30	28,135	28,425	(290)
Canadian Dollar settling 2/17/10	22	20,997	20,845	152

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at November 30, 2009	Unrealized Appreciation/ (Depreciation)
Sale Contracts: (continued)
Euro settling 2/17/10	58	$86,233	$87,063	$(830)
Euro settling 2/17/10	52	77,842	78,057	(215)
Euro settling 2/17/10	19	28,601	28,521	80
Japanese Yen settling 2/17/10	7,836	86,178	90,688	(4,510)
Japanese Yen settling 2/17/10	4,631	50,929	53,595	(2,666)
Japanese Yen settling 2/17/10	1,826	19,839	21,132	(1,293)
Japanese Yen settling 2/17/10	3,888	42,989	44,997	(2,008)
Japanese Yen settling 2/17/10	24,827	274,507	287,328	(12,821)
Japanese Yen settling 2/17/10	2,779	31,011	32,162	(1,151)
Japanese Yen settling 2/17/10	5,122	57,572	59,278	(1,706)
Japanese Yen settling 2/17/10	1,905	21,762	22,047	(285)
Swiss Franc settling 2/17/10	317	312,143	315,769	(3,626)
Swiss Franc settling 2/17/10	51	50,219	50,802	(583)

(a)	Floating Rate Security. Stated interest rate was in effect at November 30, 2009.
(b)	Variable rate coupon, rate shown as of November 30, 2009.
(c)	When-Issued or delayed delivery security.
(d)	Non-income producing security.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2009, the market value of this security amounted to $43,471 or 0.0% of net assets.
(f)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	As of November 30, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $11,183,173 and gross unrealized depreciation of investments was $(1,403,568), resulting in net unrealized appreciation of $9,779,605.

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

An amount equivalent to U.S. $4,179 has been segregated to collateralize margin requirements for the open futures contracts at November 30, 2009.

As of November 30, 2009, the Strategy held 69.3% of its total investments in municipal bonds. Of the total investments in municipal bonds, 46.6% is insured (11.3% of this amount represents the Strategy’s holding in prerefunded or escrowed to maturity bonds).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ACA	-	ACA Financial Guaranty Corporation
ADR	-	American Depositary Receipt
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
COP	-	Certificate of Participation
EDA	-	Economic Development Agency
EDC	-	Economic Development Corporation
ETM	-	Escrowed to Maturity
FDR	-	Fiduciary Depositary Receipt
FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance Inc.
GAN	-	Grant Anticipation Note
GDR	-	Global Depositary Receipt
GO	-	General Obligation
HFA	-	Housing Finance Authority
IDA	-	Industrial Development Authority/Agency
LP	-	Limited Partnership
MBIA	-	MBIA Insurance Corporation +
MBIA-RE	-	MBIA Reinsuring FGIC ++
MFHR	-	Multi-Family Housing Revenue
PCR	-	Pollution Control Revenue Bond
RADIAN	-	Radian Asset Assurance Inc.
REIT	-	Real Estate Investment Trust
SD	-	School District
UPMC	-	University of Pittsburgh Medical Center

+	MBIA – Bonds insured by MBIA which for U.S. public finance was subsequently restructured and renamed National Public Finance Guarantee Corporation.
++	MBIA-RE – Bonds insured by FGIC and subsequently reinsured by MBIA which for U.S. public finance was subsequently restructured and renamed National Public Finance Guarantee Corporation.

AllianceBernstein Wealth Strategies

Tax-Managed Wealth Preservation Strategy

November 30, 2009 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirements also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2009:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Municipal Obligations	$—	$85,431,431	$—	$85,431,431
Common Stocks
Financials	5,172,294	2,753,404	—	7,925,698
Information Technology	5,229,083	727,373	—	5,956,456
Energy	3,799,019	959,819	14,823	4,773,661
Consumer Discretionary	3,359,608	962,360	—	4,321,968
Health Care	2,910,991	993,491	—	3,904,482
Industrials	2,631,682	1,170,222	—	3,801,904
Consumer Staples	1,829,821	887,228	—	2,717,049
Materials	1,179,108	980,685	—	2,159,793
Telecommunication Services	959,826	820,719	—	1,780,545
Utilities	223,031	287,467	—	510,498
Short-Term Investments
Municipal Obligations	—	2,700,000	—	2,700,000
Investment Companies	1,213,952	—	—	1,213,952

Total Investments in Securities	28,508,415	98,674,199+	14,823	127,197,437
Other Financial Instruments*:
Assets	—	47,944	—	47,944
Liabilities	(2,239)	(319,499)	—	(321,738)

Total	$28,506,176	$98,402,644	$14,823	$126,923,643

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Strategy values its securities which may materially affect the value of securities trading in such markets. To account for this, the Strategy may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Strategy’s investments are categorized as Level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Energy	Other Financial Instruments	Total
Balance as of 8/31/09	$32,285	$(471,564)	$(439,279)
Accrued discounts /premiums	—	—	—
Realized gain (loss)	302	—	302
Change in unrealized appreciation/depreciation	(1,173)	—	(1,173)
Net purchases (sales)	(16,591)	—	(16,591)
Net transfers in and/or out of Level 3	—	471,564	471,564

Balance as of 11/30/09	$14,823	$—	$14,823

Net change in unrealized appreciation/depreciation from Investments held as of 11/30/09	$(1,173)	$—	$(1,173)

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AllianceBernstein Portfolios

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	January 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	January 22, 2010

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	January 22, 2010